[GRAPHIC OMITTED]
UBS Global Asset Management



Enhanced S&P 500 Fund
Enhanced Nasdaq-100 Fund


Semiannual Report




March 31, 2002

UBS Enhanced Index Funds


UBS Enhanced S&P 500 Fund
UBS ENHANCES NASDAQ-100 FUND


INVESTMENT GOAL:

Higher total return over the
long term than the respective
Index

PORTFOLIO MANAGER:
DSI Team
DSI International
Management, Inc.


COMMENCEMENT:
April 26, 2000
(Classes A, B, C and Y)


DIVIDEND PAYMENTS:
Annually








                                                                    May 15, 2002

DEAR SHAREHOLDER,

We present you with the semiannual report Enhanced Nasdaq-100 for the UBS Enhanced S&P 500 Fund and Fund the UBS Enhanced Nasdaq-100 Fund for the six months ended March 31, 2002.

A NEW GLOBAL BRAND

Effective April 8, 2002, Brinson Advisors, Inc. changed its name to UBS Global Asset Management (US) Inc., a member of the UBS Global Asset Management division of UBS AG, one of the largest financial services firms in the world. This strategic branding move reflects the global integration and scope of the organization's investment approach and offerings. The UBS Global Asset Management organization strives to deliver superior investment performance to clients through the management and allocation of their investments across and within all major asset classes.

Our strength lies in our globally integrated investment platform. With investment professionals throughout the world, the UBS Global Asset Management organization provides clients with uncommon research, asset allocation and risk management conducted on a fully global basis. We seek to maximize the benefits to clients, through understanding and acting upon their risk and return objectives. This covenant with our clients is the basis for the success of our business.

Effective on the same date, the funds comprising the Brinson Mutual Fund Family will be known as UBS Funds. The Funds' investment objectives and investment processes remain the same.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                  1

UBS Enhanced Index Funds

AN INTERVIEW WITH THE PORTFOLIO MANAGER

UBS ENHANCED S&P 500 FUND


Q. HOW DID THE UBS ENHANCED S&P 500 FUND PERFORM OVER THE SIX MONTHS ENDED MARCH 31, 2002?

A. During a difficult period for stock investors, the Fund's Class A shares gained 10.1% (before deducting sales charges; 6.8% after deducting maximum sales charges), performing in lockstep with that of its peer group but slightly underperforming the index. For the period, the S&P 500 Index and the Lipper Large Cap Core Funds Median returned 11.0% and 10.1%, respectively.

Q. WHAT WAS THE ECONOMIC ENVIRONMENT LIKE DURING THE SEMIANNUAL PERIOD?

A. The economic environment improved dramatically during the six months. As we entered the period, the economy had been dealt a sharp blow by the events of September 11. While the economy had been slowing since March 2001, the terrorist attacks made a bad situation worse. In this environment, the Federal Reserve (the "Fed") continued to reduce short-term interest rates in an effort to boost economic growth. However, gross domestic product (GDP), a measure of economic growth, declined 1.3% for the third calendar quarter of 2001.

   As we moved into the first calendar quarter of 2002, the economic picture began to change for the better as orders for durable goods, productivity and manufacturing output showed improvement. Consumer spending and home sales, which had been relatively strong throughout the economic downturn, remained robust. While there were slight pullbacks in some economic indicators toward the end of the first quarter, GDP growth came in at 5.8% for the quarter.

Q. HOW DID STOCKS PERFORM IN THIS ECONOMIC ENVIRONMENT?

A. While there were strong stock market rallies during the period, these were short-lived and many stocks struggled. Even as the fundamentals of the economy improved, corporate earnings remained in the doldrums. Because stock prices tend to follow earnings growth, investors had relatively little incentive to invest in companies that, in many cases, could offer little guidance as to when their earnings might improve. As had been the case for several months, technology and telecommunications stocks were the worst performing


--------------------------------------------------------------------------------
2                                                   UBS Global Asset Management

UBS Enhanced Index Funds

   sectors of the market. Growth stocks continued to be out of favor with investors, but value stocks-stocks whose prices do not reflect the intrinsic value of the underlying company-remained popular.

Q. HOW DID YOU MANAGE THE FUND IN THIS ENVIRONMENT?

A. Our dynamic stock-ranking model ranks the stocks in the Index by considering independent composite factors such as earnings expectations, earnings growth, valuation, dividend yield, return on equity and sales/margins. These factors have varying influences during different phases of the stock market cycle and we reevaluate the relative importance and weighting of each factor on a monthly basis.

   Our enhanced S&P 500 strategy includes measures of both growth characteristics and value characteristics. The model continues to assign a higher weighting to those factors biased toward value. However, the growth measures in our ranking system continued to rise in importance except for the growth factor measuring earnings expectations .

   Therefore, the Fund was tilted towards value by most traditional measures of valuation and emphasized expectations for increasing return on equity and for earnings growth. The Fund's strategy was balanced between its value and growth measures* and had a slightly higher market capitalization than the S&P 500 Index. The Fund's measures for earnings yield, dividend yield, return on equity and earnings growth were slightly higher than those of the S&P 500 Index.

Q. WHAT SECTORS WERE ATTRACTIVE DURING THE PERIOD?

A. We invested in areas that we believed had the potential to perform well in the sluggish economic environment and that could do well in the future as the economy strengthens. For example, we overweighted the Fund in the financials sector, particularly banks, which benefited from declining interest rates.

   We also had an overweighting in consumer staples stocks, which tend to perform well in virtually any economic environment. In this area, we emphasized food, beverage and tobacco stocks. In the broad industrials sector, we emphasized commercial services businesses that provide services to other companies, such as outsourcing companies. Such companies tend to do well when economic growth begins to accelerate. The Fund also was overweighted in Internet software and services stocks. Among individual companies, Boeing (0.5%) and United Technologies (0.5%) contributed the most to performance.*

* Weightings represent percentages of net assets as of March 31, 2002. The Fund's portfolio is actively managed and its composition will differ over time.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                  3

UBS Enhanced Index Funds

   We underweighted the Fund in the insurance, information technology (computer hardware) and consumer discretionary sectors. The Fund was underweighted in Qwest Communications (0.1%) and Nortel Networks (0.1%) relative to the S&P 500 Index stock weights.* These stocks declined substantially during the six months, but their downward trend had a relatively small impact on the Fund's return.

Q. WHAT IS YOUR OUTLOOK?

A. Our outlook is relatively positive, as we believe the economy will continue to recover in the months ahead. While corporate earnings in the first quarter of 2002 were generally lackluster, in many cases they showed improvement over previous quarters. Should corporate earnings begin to accelerate in future quarters, the market should respond favorably. Over the long term, it is likely that equities will remain a solid performing asset class from a return perspective when compared to cash and bonds. Going forward, we will continue to follow our proprietary enhanced S&P 500 strategy.


* Weightings represent percentages of net assets as of March 31, 2002. The Fund's portfolio is actively managed and its composition will differ over time.


--------------------------------------------------------------------------------
4                                                    UBS Global Asset Management

UBS Enhanced Index Funds

Performance At a Glance



Average Annual Total Returns,
Periods Ended 3/31/02                          6 Months       1 Year         Inception*
---------------------------------------------------------------------------------------
Before Deducting                 Class A*       10.08%        -0.22%          -12.00%
                                 ------------------------------------------------------
Maximum Sales Charge             Class B**       9.94         -0.64           -12.33
                                 ------------------------------------------------------
                                 Class C+        9.96         -0.51           -12.35
                                 ------------------------------------------------------
                                 Class Y++      10.28         -0.01           -11.75
---------------------------------------------------------------------------------------
After Deducting                  Class A*        6.76         -3.20           -13.38
                                 ------------------------------------------------------
Maximum Sales Charge             Class B**       6.94         -3.62           -13.70
                                 ------------------------------------------------------
                                 Class C+        8.22         -2.18           -12.80
---------------------------------------------------------------------------------------
S&P 500 Index                                   10.97          0.21           -10.46
---------------------------------------------------------------------------------------
Lipper Large Cap Core                           10.11         -1.57           -11.30
  Funds Median
---------------------------------------------------------------------------------------

    Past performance is no guarantee of future performance. Performance results for the Fund assume reinvestment of all dividends and capital gains; however, the results do not reflect the federal, state or local taxes to which an investor may have been subject. The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns for periods of one year or less are cumulative.

o Inception: since commencement of issuance on April 26, 2000 for share classes A, B, C and Y. Inception for the Index and Lipper Median is as of the nearest month end of the Fund's inception: April 30, 2000.

* Maximum sales charge for Class A shares is 3.0% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 3.0% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.

+ Maximum sales charge for Class C shares is 1.65%, consisting of a maximum sales charge of 1% imposed on purchases and a maximum contingent deferred sales charge of 0.65% for redemptions, which is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

++ The Fund offers Class Y shares to a limited group of eligible investors. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                  5

UBS Enhanced Index Funds

Portfolio Statistics




CHARACTERISTICS*                          3/31/02                                       9/30/01
-------------------------------------------------------------------------------------------------
Average Market Capitalization (bln)      $ 101.5                                           N/A
-------------------------------------------------------------------------------------------------
Wtd. Price/Earnings Ratio                   28.1x                                          20.0x
-------------------------------------------------------------------------------------------------
Wtd. Price/Book Ratio                        5.8x                                           5.2x
-------------------------------------------------------------------------------------------------
Net Assets ($mm)                         $  72.2                                        $  54.2
-------------------------------------------------------------------------------------------------
Number of Securities                         398                                            413
-------------------------------------------------------------------------------------------------
Stocks                                      99.8%                                          99.8%
-------------------------------------------------------------------------------------------------
Cash & Equivalents                           0.2%                                           0.2%
-------------------------------------------------------------------------------------------------

TOP FIVE SECTORS*                        3/31/02                                        9/30/01
-------------------------------------------------------------------------------------------------
Financials                                  19.8%     Financials                           22.7%
-------------------------------------------------------------------------------------------------
Information Technology                      15.4      Health Care                          15.0
-------------------------------------------------------------------------------------------------
Health Care                                 14.3      Information Technology               14.9
-------------------------------------------------------------------------------------------------
Consumer Discretionary                      12.7      Consumer Discretionary               12.1
-------------------------------------------------------------------------------------------------
Industrials                                 11.4      Consumer Non-Discretionary            8.7
-------------------------------------------------------------------------------------------------
Total                                       73.6%     Total                                73.4%
-------------------------------------------------------------------------------------------------

TOP TEN HOLDINGS*                        3/31/02                                        9/30/01
-------------------------------------------------------------------------------------------------
General Electric                             3.6%     General Electric                      3.9%
-------------------------------------------------------------------------------------------------
Microsoft                                    3.2      Microsoft                             2.9
-------------------------------------------------------------------------------------------------
Exxon Mobil                                  2.8      Exxon Mobil                           2.8
-------------------------------------------------------------------------------------------------
Citigroup                                    2.5      Pfizer                                2.7
-------------------------------------------------------------------------------------------------
Wal-Mart Stores                              2.5      Wal-Mart Stores                       2.3
-------------------------------------------------------------------------------------------------
Pfizer                                       2.5      Citigroup                             2.1
-------------------------------------------------------------------------------------------------
Intel                                        1.9      American International Group          2.0
-------------------------------------------------------------------------------------------------
American International Group                 1.9      SPDR Trust Series 1                   1.9
-------------------------------------------------------------------------------------------------
Johnson & Johnson                            1.8      SBC Communications                    1.8
-------------------------------------------------------------------------------------------------
International Business Machines              1.7      Merck & Co.                           1.7
-------------------------------------------------------------------------------------------------
TOTAL                                       24.4%     TOTAL                                24.1%
-------------------------------------------------------------------------------------------------

* Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.


--------------------------------------------------------------------------------
6  UBS Global Asset Management

UBS Enhanced Index Funds


UBS Enhanced Nasdaq-100 Fund

Q. HOW DID THE UBS ENHANCED NASDAQ-100 FUND PERFORM OVER THE SIX MONTHS ENDED MARCH 31, 2002?

A. During a difficult period for stock investors, the Fund's Class A shares advanced a robust 23.8% (before deducting sales charges; 16.9% after deducting sales charges), strongly outpacing that of its peer group-the Lipper Multi Cap Growth Funds Median-which returned 13.7%. The Fund slightly underperformed the 24.4% return of the Nasdaq-100 Index.

Q. WHAT WAS THE ECONOMIC ENVIRONMENT LIKE DURING THE SEMIANNUAL PERIOD?

A. The economic environment improved dramatically during the six months ended March 31, 2002. As we entered the period, the economy had been dealt a sharp blow by the events of September 11. However, gross domestic product (GDP), a measure of economic growth, declined 1.3% for the third calendar quarter of 2001.

   As we moved into the first calendar quarter of 2002, the economic picture began to change for the better as orders for durable goods, productivity and manufacturing output showed improvement. Consumer spending and home sales, which had been relatively strong throughout the economic downturn, remained robust. While there were slight pullbacks in some economic indicators toward the end of the first quarter, GDP growth came in at 5.8% for the quarter.

Q. HOW DID STOCKS PERFORM IN THIS ECONOMIC ENVIRONMENT?

A. While there were strong stock market rallies during the period, these were short-lived and many stocks struggled. Even as the fundamentals of the economy improved, corporate earnings remained in the doldrums. Because stock prices tend to follow earnings growth, investors had relatively little incentive to invest in companies that, in many cases, could offer little guidance as to when their earnings might improve. As had been the case for several months, technology and telecommunications stocks were the worst performing sectors of the market. Growth stocks continued to be out of favor with investors, but value stocks-stocks whose prices do not reflect the intrinsic value of the underlying company-remained popular.

Q. HOW DID YOU MANAGE THE FUND IN THIS ENVIRONMENT?

A. Our dynamic stock-ranking model ranks the stocks in the Index by considering independent composite factors such as earnings expectations, earnings


--------------------------------------------------------------------------------
UBS Global Asset Management                                                  7

UBS Enhanced Index Funds

   growth, valuation, return on equity and sales/margins. These factors have varying influences during different phases of the stock market cycle and we reevaluate the relative importance and weighting of each factor on a monthly basis.

   Our enhanced Nasdaq-100 strategy, which includes measures of both growth characteristics and value characteristics, was focused primarily on growth because the stocks in the Nasdaq-100 Index maintained a bias toward sales-related factors. The model continues to assign a higher weighting to those factors biased towards value by most traditional measures of value and emphasized expectations for increasing return on equity, cash earnings growth and relative sales margins. The Fund had a slightly higher market capitalization than the Nasdaq-100 Index.

Q. WHAT SECTORS WERE ATTRACTIVE DURING THE PERIOD?

A. We overweighted the Fund in the industrial and information technology sectors and underweighted it in the health care sector. In looking at the performance of individual stocks, the Fund's overweighting in Siebel Systems (1.8%) and Starbucks (1.3%), both of which rose significantly during the quarter, contributed to performance.* The Fund was underweighted in Adelphia Communications 0.3%, which provides an array of communications services to businesses and consumers, and Sepacor (0.1%), which makes new versions of existing drugs.* These two stocks declined substantially during the six months, but their downward trend had a relatively small impact on the Fund's return as the Fund held underweight positions relative to the Nasdaq-100 Index.

Q. WHAT IS YOUR OUTLOOK?

A. Our outlook is relatively positive, as we believe the economy will continue to recover in the months ahead. While corporate earnings in the first quarter of 2002 were generally lackluster, in many cases they showed improvement over previous quarters. Should corporate earnings begin to accelerate in future quarters, the market should respond favorably. Over the long term, it is likely that equities will remain a solid performing asset class from a return perspective when compared to cash and bonds. Going forward, we will continue to follow our proprietary enhanced Nasdaq-100 strategy. Therefore, substantially all of our investments will be in the stocks of the Nasdaq-100 Index.



* Weightings represent percentage of net assets as of March 31, 2002. The Fund's portfolio is actively managed and its composition will vary over time.

--------------------------------------------------------------------------------
8                                                    UBS Global Asset Management

UBS Enhanced Index Funds

PERFORMANCE AT A GLANCE



Average Annual Total Returns,
Periods Ended 3/31/02                            6 Months       1 Year      Inception*
---------------------------------------------------------------------------------------
Before Deducting                 Class A*       23.77%         -8.24%        -37.69%
                                 ------------------------------------------------------
Maximum Sales Charge             Class B**      23.05          -8.99         -38.18
                                 ------------------------------------------------------
                                 Class C+       23.05          -8.99         -38.18
                                 ------------------------------------------------------
                                 Class Y++      24.00          -7.99         -37.53
---------------------------------------------------------------------------------------
After Deducting                  Class A*       16.91         -13.20         -39.49
                                 ------------------------------------------------------
Maximum Sales Charge             Class B**      18.05         -13.54         -39.47
                                 ------------------------------------------------------
                                 Class C+       20.91         -10.73         -38.50
---------------------------------------------------------------------------------------
Nasdaq-100 Index                                24.35          -7.66         -39.22
---------------------------------------------------------------------------------------
Lipper Multi Cap Growth
  Funds Median                                  13.66          -6.93         -23.65
---------------------------------------------------------------------------------------

    Past performance is no guarantee of future performance. Performance results for the Fund assume reinvestment of all dividends and capital gains; however, the results do not reflect the federal, state or local taxes to which an investor may have been subject. The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns for periods of one year or less are cumulative.

o Inception: since commencement of issuance on April 26, 2000 for share classes A, B, C and Y. Inception for the Index and Lipper Median is as of the nearest month end of the Fund's inception: April 30, 2000.

* Maximum sales charge for Class A shares is 5.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.

+ Maximum sales charge for Class C shares is 2%, consisting of a maximum sales charge of 1% imposed on purchases and a maximum contingent deferred sales charge of 1% for redemptions, which is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

++ The Fund offers Class Y shares to a limited group of eligible investors. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                  9

UBS Enhanced Index Funds

PORTFOLIO STATISTICS




CHARACTERISTICS*                             3/31/02                                       9/30/01
--------------------------------------------------------------------------------------------------
Average Market Capitalization (bln)         $  68.7                                          N/A
--------------------------------------------------------------------------------------------------
Weighted Price/Earnings Ratio                   N/A                                          30.0x
--------------------------------------------------------------------------------------------------
Weighted Price/Book Ratio                       6.7x                                          5.4x
--------------------------------------------------------------------------------------------------
Net Assets (mm)                             $  52.2                                       $  43.3
--------------------------------------------------------------------------------------------------
Number of Securities                            101                                            97
--------------------------------------------------------------------------------------------------
Stocks                                        100.2%                                        100.2%
--------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets          -0.2%                                         -0.2%
--------------------------------------------------------------------------------------------------
Cash & Equivalents                              0.0%                                          0.0%
--------------------------------------------------------------------------------------------------

TOP FIVE SECTORS*                            3/31/02                                       9/30/01
--------------------------------------------------------------------------------------------------
Information Technology                         65.5%      Information Technology             68.8%
--------------------------------------------------------------------------------------------------
Health Care                                    14.8       Health Care                        14.5
--------------------------------------------------------------------------------------------------
Consumer Discretionary                         10.8       Consumer Discretionary             10.9
--------------------------------------------------------------------------------------------------
Industrials                                     6.7       Telecommunication Services          3.2
--------------------------------------------------------------------------------------------------
Telecommunications Services                     1.6       Financials                          1.8
--------------------------------------------------------------------------------------------------
TOTAL                                          99.4%      TOTAL                              99.2%
--------------------------------------------------------------------------------------------------

TOP TEN HOLDINGS*                            3/31/02                                       9/30/01
--------------------------------------------------------------------------------------------------
Microsoft                                      10.8%      Microsoft                          12.1%
--------------------------------------------------------------------------------------------------
Intel                                           6.8       Intel                               6.1
--------------------------------------------------------------------------------------------------
Cisco Systems                                   4.3       Qualcomm                            5.4
--------------------------------------------------------------------------------------------------
Qualcomm                                        3.4       Cisco Systems                       4.0
--------------------------------------------------------------------------------------------------
Oracle                                          2.9       Oracle                              3.8
--------------------------------------------------------------------------------------------------
Amgen                                           2.8       Amgen                               3.6
--------------------------------------------------------------------------------------------------
Dell Computer                                   2.5       Dell Computer                       2.4
--------------------------------------------------------------------------------------------------
Maxim Integrated Products                       2.4       Maxim Integrated Products           2.1
--------------------------------------------------------------------------------------------------
Immunex                                         2.2       MCI WorldCom                        2.1
--------------------------------------------------------------------------------------------------
Applied Materials                               2.1       Comcast                             2.0
--------------------------------------------------------------------------------------------------
TOTAL                                          40.2%      TOTAL                              43.6%
--------------------------------------------------------------------------------------------------

* Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.


--------------------------------------------------------------------------------
10                                                   UBS Global Asset Management

UBS Enhanced Index Funds

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For more information on the UBS Funds,1please contact your financial advisor or visit us at www.ubs.com.

Sincerely,

[GRAPHIC OMITTED]


/s/ Brian M. Storms
-------------------

Brian M. Storms
President
UBS Enhanced S&P 500 Fund
UBS Enhanced Nasdaq-100 Fund
President and Chief Operating Officer
UBS Global Asset Management (US) Inc.

DSI Team
DSI International Management, Inc.
Portfolio Manager
UBS Enhanced S&P 500 Fund
UBS Enhanced Nasdaq-100 Fund

This letter is intended to assist shareholders in understanding how the Funds performed during the six months ended March 31, 2002, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your financial advisor regarding your personal investment program.














1. Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                 11

UBS Enhanced S&P 500 Fund

Performance Results (unaudited)


                         NET ASSET VALUE                   TOTAL RETURN1
                 --------------------------------    -------------------------
                                                      12 MONTHS     6 MONTHS
                                                        ENDED        ENDED
                 03/31/02   09/30/01   03/31/01       03/31/02      03/31/02
------------------------------------------------------------------------------
Class A Shares   $ 7.77     $ 7.07     $ 7.80          (0.22)%       10.08%
------------------------------------------------------------------------------
Class B Shares     7.74       7.04       7.79          (0.64)         9.94
------------------------------------------------------------------------------
Class C Shares     7.73       7.03       7.77          (0.51)         9.96
------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES


                         NET ASSET VALUE          CAPITAL
                    ------------------------       GAINS      DIVIDENDS       TOTAL
PERIOD COVERED       BEGINNING     ENDING       DISTRIBUTED      PAID       RETURN(1)
-------------------------------------------------------------------------------------
04/26/00-12/31/00     $ 10.00     $ 8.87         $ 0.0184      $ 0.0155     (10.97)%
-------------------------------------------------------------------------------------
2001                     8.87       7.77                -        0.0127     (12.26)
------------------------------------------------------------------------------------
01/01/02-03/31/02        7.77       7.77                -             -       0.00
------------------------------------------------------------------------------------
                                   Totals:       $ 0.0184      $ 0.0282
------------------------------------------------------------------------------------
                    CUMULATIVE TOTAL RETURN AS OF 03/31/02:                 (21.88)%
------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES


                         NET ASSET VALUE             CAPITAL
                      -------------------------       GAINS          DIVIDENDS       TOTAL
PERIOD COVERED         BEGINNING     ENDING        DISTRIBUTED          PAID       RETURN(1)
-----------------------------------------------------------------------------------------------
04/26/00-12/31/00     $ 10.00       $ 8.87           $ 0.0184        $    -         (11.12)%
-----------------------------------------------------------------------------------------------
2001                     8.87         7.75                  -             -         (12.63)
-----------------------------------------------------------------------------------------------
01/01/02-03/31/02        7.75         7.74                  -             -          (0.13)
-----------------------------------------------------------------------------------------------
                                    Totals:          $ 0.0184        $    -
-----------------------------------------------------------------------------------------------
                      CUMULATIVE TOTAL RETURN AS OF 03/31/02:                       (22.45)%
-----------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS C SHARES


                   NET ASSET VALUE CAPITAL
                   ------------------------      GAINS       DIVIDENDS       TOTAL
PERIOD COVERED      BEGINNING    ENDING       DISTRIBUTED       PAID       RETURN(1)
-------------------------------------------------------------------------------------
04/26/00-12/31/00   $ 10.00     $ 8.87         $ 0.0184      $ 0.0088      (11.04)%
-------------------------------------------------------------------------------------
2001                   8.87       7.74                -             -      (12.74)
-------------------------------------------------------------------------------------
01/01/02-03/31/02      7.74       7.73                -             -       (0.13)
-------------------------------------------------------------------------------------
                                Totals:        $ 0.0184      $ 0.0088
-------------------------------------------------------------------------------------
                    CUMULATIVE TOTAL RETURN AS OF 03/31/02:                (22.47)%
-------------------------------------------------------------------------------------

1. Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

    Note: The Fund offers Class Y shares to a limited group of eligible investors. For the six months ended March 31, 2002 and since inception, April 26, 2000 through March 31, 2002, Class Y shares have a total return of 10.28% and (21.45)%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

    The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.


--------------------------------------------------------------------------------
12                                                   UBS Global Asset Management

UBS Enhanced Nasdaq-100 Fund

Performance Results (unaudited)


                         NET ASSET VALUE               TOTAL RETURN(1)
                 --------------------------------  -----------------------
                                                    12 MONTHS     6 MONTHS
                                                      ENDED        ENDED
                03/31/02   09/30/01   03/31/01      03/31/02     03/31/02
------------------------------------------------------------------------------
Class A Shares   $ 4.01     $ 3.24     $ 4.37        (8.24)%       23.77%
------------------------------------------------------------------------------
Class B Shares     3.95       3.21       4.34        (8.99)        23.05
------------------------------------------------------------------------------
Class C Shares     3.95       3.21       4.34        (8.99)        23.05
------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES


                  NET ASSET VALUE CAPITAL
                  -----------------------          GAINS       DIVIDENDS      TOTAL
PERIOD COVERED      BEGINNING   ENDING          DISTRIBUTED       PAID      RETURN(1)
--------------------------------------------------------------------------------------
04/26/00-12/31/00   $ 10.00     $ 6.50             $   -        $   -      (35.00)%
--------------------------------------------------------------------------------------
2001                   6.50       4.36                 -            -      (32.92)
--------------------------------------------------------------------------------------
01/01/02-03/31/02      4.36       4.01                 -            -       (8.03)
--------------------------------------------------------------------------------------
                                 Totals:           $   -        $   -
--------------------------------------------------------------------------------------
                    CUMULATIVE TOTAL RETURN AS OF 03/31/02:                (59.90)%
--------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES


                             NET ASSET VALUE CAPITAL
                    ------------------------       GAINS      DIVIDENDS       TOTAL
PERIOD COVERED       BEGINNING     ENDING       DISTRIBUTED      PAID       RETURN(1)
--------------------------------------------------------------------------------------
04/26/00-12/31/00    $ 10.00       $ 6.47          $   -        $   -        (35.30)%
--------------------------------------------------------------------------------------
2001                    6.47         4.30              -            -        (33.54)
--------------------------------------------------------------------------------------
01/01/02-03/31/02       4.30         3.95              -            -         (8.14)
--------------------------------------------------------------------------------------
                                 Totals:           $   -        $   -
--------------------------------------------------------------------------------------
                    CUMULATIVE TOTAL RETURN AS OF 03/31/02:                  (60.50)%
--------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS C SHARES


                     NET ASSET VALUE CAPITAL
                    ------------------------       GAINS      DIVIDENDS       TOTAL
PERIOD COVERED       BEGINNING     ENDING       DISTRIBUTED      PAID       RETURN(1)
--------------------------------------------------------------------------------------
04/26/00-12/31/00    $ 10.00       $ 6.47          $   -        $   -        (35.30)%
--------------------------------------------------------------------------------------
2001                    6.47         4.30              -            -        (33.54)
--------------------------------------------------------------------------------------
01/01/02-03/31/02       4.30         3.95              -            -         (8.14)
--------------------------------------------------------------------------------------
                                 Totals:           $   -        $   -
--------------------------------------------------------------------------------------
                    CUMULATIVE TOTAL RETURN AS OF 03/31/02:                  (60.50)%
--------------------------------------------------------------------------------------

1. Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

    Note: The Fund offers Class Y shares to a limited group of eligible investors. For the six months ended March 31, 2002 and since inception, April 26, 2000 through March 31, 2002, Class Y shares have a total return of 24.00% and (59.70)%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

    The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                 13

UBS Enhanced S&P 500 Fund

Portfolio of Investments - March 31, 2002 (unaudited)
Common Stocks - 99.00%




SECURITY DESCRIPTION            SHARES           MARKET VALUE
-------------------------------------------------------------
AEROSPACE & DEFENSE - 2.08%

Boeing Co.                       6,800             $ 328,100
-------------------------------------------------------------
General Dynamics Corp.           1,800               169,110
-------------------------------------------------------------
Goodrich Corp.                   1,500                47,460
-------------------------------------------------------------
Honeywell International,
   Inc.                          6,200               237,274
-------------------------------------------------------------
Lockheed Martin Corp.            3,000               172,740
-------------------------------------------------------------
Northrop Grumman Corp.             600                67,830
-------------------------------------------------------------
Raytheon Co.                     2,600               106,730
-------------------------------------------------------------
Rockwell Collins, Inc.           1,600                40,352
-------------------------------------------------------------
United Technologies Corp.        4,500               333,900
-------------------------------------------------------------
                                                   1,503,496
-------------------------------------------------------------
AIRLINES - 0.09%

Southwest Airlines Co.           3,200                61,920
-------------------------------------------------------------
AIR FREIGHT & COURIERS - 0.19%
FedEx Corp.*                     1,900               110,390
-------------------------------------------------------------
Ryder System, Inc.               1,000                29,540
-------------------------------------------------------------
                                                     139,930
-------------------------------------------------------------
AUTO COMPONENTS - 0.16%

Dana Corp.                       1,000                21,470
-------------------------------------------------------------
Johnson Controls, Inc.             500                44,155
-------------------------------------------------------------
TRW, Inc.                        1,000                51,470
-------------------------------------------------------------
                                                     117,095
-------------------------------------------------------------
AUTOMOBILES - 0.59%
-------------------------------------------------------------
Ford Motor Co.                   7,622               125,687
-------------------------------------------------------------
General Motors Corp.             5,000               302,250

-------------------------------------------------------------
                                                     427,937
-------------------------------------------------------------
BANKS - 7.35%

AmSouth Bancorp                  4,000                87,920
-------------------------------------------------------------
Bank of America Corp.           11,300               768,626
-------------------------------------------------------------
Bank of New York
   Co., Inc.                     6,200               260,524
-------------------------------------------------------------
Bank One Corp.                   7,400               309,172
-------------------------------------------------------------
BB&T Corp.                       4,600               175,306
-------------------------------------------------------------
Charter One Financial, Inc.      3,625               113,173
-------------------------------------------------------------
Comerica, Inc.                   1,900               118,883
-------------------------------------------------------------
Fifth Third Bancorp              5,400               364,392
-------------------------------------------------------------
FleetBoston Financial
   Corp.                         8,012               280,420
-------------------------------------------------------------
Golden West Financial
   Corp.                         1,300                82,550
-------------------------------------------------------------
Huntington Bancshares,
   Inc.                          1,430                28,171
-------------------------------------------------------------
KeyCorp                          2,900                77,285
-------------------------------------------------------------
Mellon Financial Corp.           1,500                57,885
-------------------------------------------------------------

SECURITY DESCRIPTION             SHARES           MARKET VALUE
--------------------------------------------------------------
BANKS - (CONCLUDED)

National City Corp.              6,600             $ 203,016
--------------------------------------------------------------
Northern Trust Corp.             1,500                90,165
--------------------------------------------------------------
PNC Financial Services
   Group                         1,700               104,533
--------------------------------------------------------------
Regions Financial Corp.          3,200               109,920
--------------------------------------------------------------
Southtrust Corp.                 4,000               105,600
--------------------------------------------------------------
SunTrust Banks, Inc.             3,100               206,863
--------------------------------------------------------------
Synovus Financial Corp.          4,000               121,920
--------------------------------------------------------------
U.S. Bancorp                    16,221               366,108
--------------------------------------------------------------
Union Planters Corp.               900                42,651
--------------------------------------------------------------
Wachovia Corp.                   9,200               341,136
--------------------------------------------------------------
Washington Mutual, Inc.          8,050               266,696
--------------------------------------------------------------
Wells Fargo & Co.               12,000               592,800
--------------------------------------------------------------
Zions Bancorp                      500                29,635
--------------------------------------------------------------
                                                   5,305,350
--------------------------------------------------------------
BEVERAGES - 2.80%

Adolph Coors Co., Class B          500                33,735
--------------------------------------------------------------
Anheuser-Busch Cos., Inc.        5,200               271,440
--------------------------------------------------------------
Brown-Forman Corp.,
   Class B                         900                65,484
--------------------------------------------------------------
Coca-Cola Co.                   18,300               956,358
--------------------------------------------------------------
Coca-Cola Enterprises,
   Inc.                          5,800               108,924
--------------------------------------------------------------
Pepsi Bottling Group, Inc.       1,200                31,044
--------------------------------------------------------------
PepsiCo, Inc.                   10,790               555,685
--------------------------------------------------------------
                                                   2,022,670
--------------------------------------------------------------
BIOTECHNOLOGY - 1.06%

Amgen, Inc.*                     7,100               423,728
--------------------------------------------------------------
Biogen, Inc.*                    1,900                93,214
--------------------------------------------------------------
Chiron Corp.*                    1,000                45,890
--------------------------------------------------------------
Immunex Corp.*                   3,100                93,806
--------------------------------------------------------------
Medimmune, Inc.*                 2,800               110,124
--------------------------------------------------------------
                                                     766,762
--------------------------------------------------------------
BUILDING PRODUCTS - 0.21%
Crane Co.                        1,800                49,212
--------------------------------------------------------------
Masco Corp.                      3,700               101,565
--------------------------------------------------------------
                                                     150,777
--------------------------------------------------------------
CHEMICALS - 1.39%

Air Products &
   Chemicals, Inc.               1,500                77,475
--------------------------------------------------------------
Dow Chemical Co.                 6,200               202,864
--------------------------------------------------------------
DuPont (E.I.) de
   Nemours & Co.                 8,400               396,060
--------------------------------------------------------------
Ecolab, Inc.                       800                36,576
--------------------------------------------------------------

--------------------------------------------------------------------------------
14                                                   UBS Global Asset Management

        UBS Enhanced S&P 500 Fund

        PORTFOLIO OF INVESTMENTS - MARCH 31, 2002 (unaudited)

COMMON STOCKS - (CONTINUED)
SECURITY DESCRIPTION          SHARES            MARKET VALUE
------------------------------------------------------------
CHEMICALS - (CONCLUDED)

Hercules, Inc.                 1,700             $  22,627
------------------------------------------------------------
International Flavors &
   Fragrances, Inc.            1,900                66,443
------------------------------------------------------------
PPG Industries, Inc.           1,300                71,383
------------------------------------------------------------
Praxair, Inc.                  1,100                65,780
------------------------------------------------------------
Rohm & Haas Co.                  500                21,135
------------------------------------------------------------
Sigma-Aldrich Corp.              900                42,264
------------------------------------------------------------
                                                 1,002,607
------------------------------------------------------------
COMMERCIAL SERVICES &
   SUPPLIES - 2.50%

Allied Waste
   Industries, Inc.*           3,800                49,400
------------------------------------------------------------
Automatic Data
   Processing, Inc.            5,800               337,966
------------------------------------------------------------
Avery Dennison Corp.             800                48,824
------------------------------------------------------------
Cendant Corp.*                10,500               201,600
------------------------------------------------------------
Cintas Corp.                   1,700                84,762
------------------------------------------------------------
Concord EFS, Inc.*             5,400               179,550
------------------------------------------------------------
Convergys Corp.*               1,800                53,226
------------------------------------------------------------
First Data Corp.               2,100               183,225
------------------------------------------------------------
Fiserv, Inc.*                  2,750               126,473
------------------------------------------------------------
H&R Block, Inc.                1,200                53,340
------------------------------------------------------------
IMS Health, Inc.               3,100                69,595
------------------------------------------------------------
Paychex, Inc.                  4,100               162,770
------------------------------------------------------------
Pitney Bowes, Inc.             3,100               132,680
------------------------------------------------------------
Waste Management, Inc.         4,400               119,900
------------------------------------------------------------
                                                 1,803,311
------------------------------------------------------------
COMMUNICATIONS EQUIPMENT
   - 2.16%

Cisco Systems, Inc.*          50,800               860,044
------------------------------------------------------------
Comverse Technology,
   Inc.*                       1,500                19,005
------------------------------------------------------------
Corning, Inc.                  5,300                40,386
------------------------------------------------------------
JDS Uniphase Corp.*            8,700                51,243
------------------------------------------------------------
Lucent Technologies, Inc.     12,400                58,652
------------------------------------------------------------
Motorola, Inc.                15,400               218,680
------------------------------------------------------------
Nortel Networks Corp.          8,900                39,961
------------------------------------------------------------
Qualcomm, Inc.*                5,200               195,728
------------------------------------------------------------
Scientific-Atlanta, Inc.       2,100                48,510
------------------------------------------------------------
Tellabs, Inc.*                 2,500                26,175
------------------------------------------------------------
                                                 1,558,384
------------------------------------------------------------
COMPUTERS & PERIPHERALS - 3.60%

Apple Computer, Inc.*          1,900                44,973
------------------------------------------------------------
Compaq Computer Corp.         12,100               126,445
------------------------------------------------------------
Dell Computer Corp.*          17,800               464,758
------------------------------------------------------------


SECURITY DESCRIPTION          SHARES           MARKET VALUE
------------------------------------------------------------
COMPUTERS & PERIPHERALS -
   (CONCLUDED)

EMC Corp.                     12,900             $ 153,768
------------------------------------------------------------
Hewlett-Packard Co.           13,500               242,190
------------------------------------------------------------
International Business
   Machines Corp.             12,100             1,258,400
------------------------------------------------------------
Lexmark International
   Group, Inc.*                  900                51,462
------------------------------------------------------------
NCR Corp.*                     1,300                58,175
------------------------------------------------------------
Network Appliance, Inc.*       1,900                38,722
------------------------------------------------------------
Sun Microsystems, Inc.*       18,400               162,288
------------------------------------------------------------
                                                 2,601,181
------------------------------------------------------------
CONSTRUCTION MATERIALS - 0.07%

Vulcan Materials Co.           1,000                47,540
------------------------------------------------------------
CONTAINERS & PACKAGING - 0.13%

Pactiv Corp.*                    800                16,016
------------------------------------------------------------
Sealed Air Corp.*              1,200                56,496
------------------------------------------------------------
Temple-Inland, Inc.              400                22,688
------------------------------------------------------------
                                                    95,200
------------------------------------------------------------
Diversified Financials - 7.62%

Ambac Financial
   Group, Inc.                   600                35,442
------------------------------------------------------------
American Express Co.           9,700               397,312
------------------------------------------------------------
Capital One Financial
   Corp.                       2,100               134,085
------------------------------------------------------------
Charles Schwab Corp.           8,950               117,156
------------------------------------------------------------
Citigroup, Inc.               36,792             1,821,940
------------------------------------------------------------
Countrywide Credit
   Industries, Inc.            1,600                71,600
------------------------------------------------------------
Federal Home Loan
   Mortgage Corp.              4,700               297,839
------------------------------------------------------------
Federal National
   Mortgage Association        7,300               583,124
------------------------------------------------------------
Franklin Resources, Inc.       1,900                79,648
------------------------------------------------------------
Household
   International, Inc.         3,300               187,440
------------------------------------------------------------
J.P. Morgan Chase & Co.       13,430               478,779
------------------------------------------------------------
Lehman Brothers
   Holdings, Inc.                900                58,176
------------------------------------------------------------
MBNA Corp.                     6,300               242,991
------------------------------------------------------------
Merrill Lynch & Co., Inc.      5,100               282,438
------------------------------------------------------------
Moody's Corp.                  1,300                53,430
------------------------------------------------------------
Morgan Stanley Dean
   Witter & Co.                7,400               424,094
------------------------------------------------------------
State Street Corp.             2,300               127,374
------------------------------------------------------------
Stilwell Financial, Inc.       1,400                34,286
------------------------------------------------------------
T. Rowe Price Group, Inc.        900                35,037
------------------------------------------------------------

--------------------------------------------------------------------------------
UBS Global Asset Management                                                 15

UBS Enhanced S&P 500 Fund

Portfolio of Investments - March 31, 2002 (unaudited)
Common Stocks - (continued)




SECURITY DESCRIPTION           SHARES           MARKET VALUE
------------------------------------------------------------
DIVERSIFIED FINANCIALS - (CONCLUDED)

USA Education, Inc.               400             $  39,120
------------------------------------------------------------
                                                  5,501,311
------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION
   SERVICES - 4.25%

ALLTEL Corp.                    2,800               155,540
------------------------------------------------------------
AT&T Corp.                     18,547               291,188
------------------------------------------------------------
BellSouth Corp.                13,200               486,552
------------------------------------------------------------
CenturyTel, Inc.                2,500                85,000
------------------------------------------------------------
Citizens Communications
    Co.*                        2,100                22,575
------------------------------------------------------------
Qwest Communications
   International, Inc.          5,437                44,692
------------------------------------------------------------
SBC Communications,
   Inc.                        24,200               906,048
------------------------------------------------------------
Sprint Corp.                    5,900                90,211
------------------------------------------------------------
Verizon Communications         18,608               849,455
------------------------------------------------------------
WorldCom, Inc. -
   WorldCom Group              20,400               137,496
------------------------------------------------------------
                                                  3,068,757
------------------------------------------------------------
ELECTRIC UTILITIES - 1.99%

Allegheny Energy, Inc.          1,700                70,295
------------------------------------------------------------
Ameren Corp.                    1,300                55,575
------------------------------------------------------------
American Electric Power
   Co., Inc.                    2,200               101,398
------------------------------------------------------------
Cinergy Corp.                   1,400                50,050
------------------------------------------------------------
Consolidated Edison, Inc.         900                37,719
------------------------------------------------------------
Dominion Resources, Inc.          700                45,612
------------------------------------------------------------
Edison International, Inc.      3,400                56,950
------------------------------------------------------------
Entergy Corp.                     800                34,728
------------------------------------------------------------
Exelon Corp.                    3,862               204,570
------------------------------------------------------------
FirstEnergy Corp.               1,999                69,125
------------------------------------------------------------
FPL Group, Inc.                 1,200                71,460
------------------------------------------------------------
PG&E Corp.                      2,600                61,256
------------------------------------------------------------
Pinnacle West Capital
   Corp.                          800                36,280
------------------------------------------------------------
PPL Corp.                       1,000                39,610
------------------------------------------------------------
Progress Energy, Inc.           2,200               110,088
------------------------------------------------------------
Public Service Enterprise
   Group, Inc.                  2,200               100,760
------------------------------------------------------------
Reliant Energy, Inc.            1,800                46,422
------------------------------------------------------------
Southern Co.                    1,800                47,682
------------------------------------------------------------
TECO Energy, Inc.               1,000                28,630
------------------------------------------------------------
TXU Corp.                       1,700                92,667
------------------------------------------------------------
Xcel Energy, Inc.               2,910                73,769
------------------------------------------------------------
                                                  1,434,646
------------------------------------------------------------


SECURITY DESCRIPTION           SHARES           MARKET VALUE
------------------------------------------------------------
ELECTRICAL EQUIPMENT - 0.46%

American Power
   Conversion Corp.*            3,900             $  57,642
------------------------------------------------------------
Cooper Industries, Inc.         1,200                50,340
------------------------------------------------------------
Emerson Electric Co.            3,400               195,126
------------------------------------------------------------
Rockwell Automation, Inc.       1,600                32,096
------------------------------------------------------------
                                                    335,204
------------------------------------------------------------
ELECTRONIC EQUIPMENT
   & INSTRUMENTS - 0.34%

Agilent Technologies,
   Inc.*                        2,519                88,064
------------------------------------------------------------
Jabil Circuit, Inc.*            1,300                30,589
------------------------------------------------------------
Sanmina-SCI Corp.*              2,500                29,375
------------------------------------------------------------
Solectron Corp.*                4,900                38,220
------------------------------------------------------------
Symbol Technologies, Inc.       1,800                20,232
------------------------------------------------------------
Waters Corp.*                   1,300                36,361
------------------------------------------------------------
                                                    242,841
------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES - 0.73%

Baker Hughes, Inc.                700                26,775
------------------------------------------------------------
Halliburton Co.                 4,000                68,280
------------------------------------------------------------
Nabors Industries, Inc.*          900                38,025
------------------------------------------------------------
Noble Drilling Corp.*           1,300                53,807
------------------------------------------------------------
Schlumberger Ltd.               4,600               270,572
------------------------------------------------------------
Transocean Sedco
   Forex, Inc.                  2,200                73,106
------------------------------------------------------------
                                                    530,565
------------------------------------------------------------
FOOD & DRUG RETAILING - 1.37%

Albertson's, Inc.               2,600                86,164
------------------------------------------------------------
CVS Corp.                       4,400               151,052
------------------------------------------------------------
Kroger Co.*                     5,300               117,448
------------------------------------------------------------
Safeway, Inc.*                  5,300               238,606
------------------------------------------------------------
Sysco Corp.                     3,500               104,370
------------------------------------------------------------
Walgreen Co.                    7,400               290,006
------------------------------------------------------------
                                                    987,646
------------------------------------------------------------
FOOD PRODUCTS - 1.55%

Archer-Daniels-Midland
   Co.                          5,005                69,720
------------------------------------------------------------
Campbell Soup Co.               3,600                96,480
------------------------------------------------------------
ConAgra Foods, Inc.             5,000               121,250
------------------------------------------------------------
General Mills, Inc.             1,900                92,815
------------------------------------------------------------
Heinz, H.J. Co.                 3,100               128,650
------------------------------------------------------------
Kellogg Co.                     4,400               147,708
------------------------------------------------------------
Sara Lee Corp.                  5,600               116,256
------------------------------------------------------------
Unilever N.V.                   3,700               210,160
------------------------------------------------------------

--------------------------------------------------------------------------------
16                         UBS Global Asset Management

        UBS Enhanced S&P 500 Fund

        Portfolio of Investments - March 31, 2002 (unaudited)
Common Stocks - (continued)




SECURITY DESCRIPTION                  SHARES       MARKET VALUE
----------------------------------------------------------------
FOOD PRODUCTS - (CONCLUDED)
Wrigley Wm. Jr. Co.                    2,600        $ 138,606
----------------------------------------------------------------
                                                    1,121,645
----------------------------------------------------------------
GAS UTILITIES - 0.48%

El Paso Corp.                          3,761          165,597
----------------------------------------------------------------
KeySpan Corp.                            900           32,751
----------------------------------------------------------------
NiSource, Inc.                         2,400           55,080
----------------------------------------------------------------
Sempra Energy                          3,600           90,540
----------------------------------------------------------------
                                                      343,968
----------------------------------------------------------------
HEALTH CARE EQUIPMENT
   & SUPPLIES - 1.44%

Applera Corp.Applied
   Biosystems Group                    2,300           51,405
----------------------------------------------------------------
Bausch & Lomb, Inc.                      800           35,656
----------------------------------------------------------------
Baxter International, Inc.             2,500          148,800
----------------------------------------------------------------
Becton, Dickinson and Co.              3,500          132,020
----------------------------------------------------------------
Boston Scientific Corp.*               2,600           65,234
----------------------------------------------------------------
Guidant Corp.*                         3,000          129,960
----------------------------------------------------------------
Medtronic, Inc.                        8,300          375,243
----------------------------------------------------------------
St. Jude Medical, Inc.*                  200           15,430
----------------------------------------------------------------
Stryker Corp.                            700           42,231
----------------------------------------------------------------
Zimmer Holdings, Inc.*                 1,320           44,946
----------------------------------------------------------------
                                                    1,040,925
----------------------------------------------------------------
HEALTH CARE PROVIDERS
   & SERVICES - 1.72%

AmerisourceBergen Corp.                1,500          102,450
----------------------------------------------------------------
Cardinal Health, Inc.                  3,000          212,670
----------------------------------------------------------------
CIGNA Corp.                            1,000          101,390
----------------------------------------------------------------
HCA, Inc.                              3,400          149,872
----------------------------------------------------------------
Health Management
   Associates, Inc.,
   Class A*                            2,600           53,898
----------------------------------------------------------------
HEALTHSOUTH Corp.*                     5,500           78,925
----------------------------------------------------------------
Humana, Inc.*                          2,700           36,531
----------------------------------------------------------------
McKesson Corp.                           800           29,944
----------------------------------------------------------------
Quintiles Transnational
   Corp.*                              1,200           21,300
----------------------------------------------------------------
Tenet Healthcare Corp.*                2,200          147,444
----------------------------------------------------------------
UnitedHealth Group, Inc.               2,200          168,124
----------------------------------------------------------------
Wellpoint Health
   Networks, Inc.*                     2,200          140,074
----------------------------------------------------------------
                                                    1,242,622
----------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE - 1.13%

Carnival Corp.                         4,000          130,600
----------------------------------------------------------------
Harrah's Entertainment,
    Inc.*                                700           30,982
----------------------------------------------------------------

Security Description                  Shares       Market Value
---------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -
   (CONCLUDED)
---------------------------------------------------------------
International Game
   Technology*                         1,500        $  93,480
---------------------------------------------------------------
Marriott International, Inc.           1,100           49,445
---------------------------------------------------------------
McDonalds Corp.                        9,400          260,850
---------------------------------------------------------------
Starbucks Corp.*                       5,000          115,650
---------------------------------------------------------------
Starwood Hotels &
   Resorts Worldwide,
   Inc., Class B                       1,400           52,654
---------------------------------------------------------------
Tricon Global Restaurants,
    Inc.*                              1,400           82,292
---------------------------------------------------------------
                                                      815,953
---------------------------------------------------------------
HOUSEHOLD DURABLES - 0.34%

Centex Corp.                             400           20,772
---------------------------------------------------------------
KB Home                                  300           13,020
---------------------------------------------------------------
Leggett & Platt, Inc.                  1,500           37,200
---------------------------------------------------------------
Maytag Corp.                           1,000           44,250
---------------------------------------------------------------
Newell Rubbermaid, Inc.                1,800           57,528
---------------------------------------------------------------
Pulte Homes, Inc.                        600           28,710
---------------------------------------------------------------
Tupperware Corp.                       2,100           47,775
---------------------------------------------------------------
                                                      249,255
---------------------------------------------------------------
HOUSEHOLD PRODUCTS - 1.96%

Clorox Co.                             2,000           87,260
---------------------------------------------------------------
Colgate-Palmolive Co.                  4,500          257,175
---------------------------------------------------------------
Kimberly-Clark Corp.                   4,000          258,600
---------------------------------------------------------------
Procter & Gamble Co.                   9,000          810,810
---------------------------------------------------------------
                                                    1,413,845
---------------------------------------------------------------
INDUSTRIAL CONGLOMERATES - 4.75%

3M Co.                                 2,300          264,523
---------------------------------------------------------------
General Electric Co.                  69,600        2,606,520
---------------------------------------------------------------
Textron, Inc.                          2,300          117,530
---------------------------------------------------------------
Tyco International Ltd.               13,697          442,687
---------------------------------------------------------------
                                                    3,431,260
---------------------------------------------------------------
INSURANCE - 3.75%

ACE Ltd.                                 500           20,850
---------------------------------------------------------------
AFLAC, Inc.                            4,700          138,650
---------------------------------------------------------------
Allstate Corp.                         5,500          207,735
---------------------------------------------------------------
American International
   Group, Inc.                        18,602        1,341,948
---------------------------------------------------------------
AON Corp.                              1,600           56,000
---------------------------------------------------------------
Chubb Corp.                              400           29,240
---------------------------------------------------------------
Cincinnati Financial Corp.               900           39,294
---------------------------------------------------------------
Conseco, Inc.*                           800            2,896
---------------------------------------------------------------

--------------------------------------------------------------------------------
UBS Global Asset Management                                                 17

UBS Enhanced S&P 500 Fund

Portfolio of Investments - March 31, 2002 (unaudited)
Common Stocks - (continued)




SECURITY DESCRIPTION                SHARES       MARKET VALUE
-------------------------------------------------------------
INSURANCE - (CONCLUDED)
Hartford Financial Services
   Group, Inc.                         700        $  47,684
-------------------------------------------------------------
Jefferson-Pilot Corp.                1,000           50,080
-------------------------------------------------------------
John Hancock Financial
   Services, Inc.                    2,000           76,380
-------------------------------------------------------------
Lincoln National Corp.               1,000           50,730
-------------------------------------------------------------
Loews Corp.                            700           41,006
-------------------------------------------------------------
Marsh & McLennan Cos.,
   Inc.                              1,200          135,288
-------------------------------------------------------------
Metlife, Inc.                        4,000          126,000
-------------------------------------------------------------
MGIC Investment Corp.                1,500          102,645
-------------------------------------------------------------
Progressive Corp.                      400           66,648
-------------------------------------------------------------
Torchmark Corp.                      1,500           60,435
-------------------------------------------------------------
Unum Provident Corp.                 3,000           83,790
-------------------------------------------------------------
XL Capital Ltd., Class A               300           28,005
-------------------------------------------------------------
                                                  2,705,304
-------------------------------------------------------------
INTERNET SOFTWARE & SERVICES - 0.10%

Yahoo!, Inc.*                        4,100           75,727
-------------------------------------------------------------
IT CONSULTING & SERVICES - 0.53%

Computer Sciences
   Corp.*                            2,400          121,800
-------------------------------------------------------------
Electronic Data Systems
   Corp.                             4,200          243,558
-------------------------------------------------------------
Unisys Corp.*                        1,600           20,208
-------------------------------------------------------------
                                                    385,566
-------------------------------------------------------------
LEISURE EQUIPMENT
   & PRODUCTS - 0.45%

Brunswick Corp.                      1,100           30,052
-------------------------------------------------------------
Eastman Kodak Co.                    4,100          127,797
-------------------------------------------------------------
Harley-Davidson, Inc.                2,000          110,260
-------------------------------------------------------------
Mattel, Inc.                         2,800           58,352
-------------------------------------------------------------
                                                    326,461
-------------------------------------------------------------
MACHINERY - 0.66%

Caterpillar, Inc.                      700           39,795
-------------------------------------------------------------
Danaher Corp.                          500           35,510
-------------------------------------------------------------
Deere & Co.                          1,200           54,660
-------------------------------------------------------------
Dover Corp.                            700           28,700
-------------------------------------------------------------
Illinois Tool Works, Inc.            2,100          151,935
-------------------------------------------------------------
Ingersoll-Rand Co.,
   Class A                           1,500           75,030
-------------------------------------------------------------
Navistar International
   Corp.                               500           22,150
-------------------------------------------------------------
PACCAR, Inc.                           500           36,605
-------------------------------------------------------------
Parker-Hannifin Corp.                  700           34,930
-------------------------------------------------------------
                                                    479,315
-------------------------------------------------------------


SECURITY DESCRIPTION                SHARES       MARKET VALUE
-------------------------------------------------------------
MEDIA - 3.47%

AOL Time Warner, Inc.*              30,200        $ 714,230
-------------------------------------------------------------
Clear Channel
   Communications*                   4,700          241,627
-------------------------------------------------------------
Comcast Corp., Class A*              5,400          171,720
-------------------------------------------------------------
Disney, Walt Co.                    15,000          346,200
-------------------------------------------------------------
Gannett Co., Inc.                    1,900          144,590
-------------------------------------------------------------
Interpublic Group
   Cos., Inc.                        2,000           68,560
-------------------------------------------------------------
McGraw-Hill Cos., Inc.                 700           47,775
-------------------------------------------------------------
Omnicom Group, Inc.                  1,200          113,280
-------------------------------------------------------------
TMP Worldwide, Inc.*                   700           24,129
-------------------------------------------------------------
Tribune Co.                          1,400           63,644
-------------------------------------------------------------
Univision
   Communications, Inc.,
   Class A*                            300           12,600
-------------------------------------------------------------
Viacom, Inc., Class B*              11,493          555,916
-------------------------------------------------------------
                                                  2,504,271
-------------------------------------------------------------
METALS & MINING - 0.55%

Alcan, Inc.                          2,100           83,223
-------------------------------------------------------------
Alcoa, Inc.                          4,800          181,152
-------------------------------------------------------------
Barrick Gold Corp.                   3,500           64,960
-------------------------------------------------------------
Newmont Mining Corp.
   (Holding Co.)                     1,300           35,997
-------------------------------------------------------------
Nucor Corp.                            500           32,120
-------------------------------------------------------------
United States Steel Corp.              100            1,815
-------------------------------------------------------------
                                                    399,267
-------------------------------------------------------------
MULTI-LINE RETAIL -3.79%

Costco Wholesale Corp.*              3,100          123,442
-------------------------------------------------------------
Dollar General Corp.                 4,475           72,853
-------------------------------------------------------------
Family Dollar Stores, Inc.           2,300           77,073
-------------------------------------------------------------
Federated Department
   Stores, Inc.*                       900           36,765
-------------------------------------------------------------
J.C. Penney Co., Inc.
   (Holding Co.)                     2,100           43,491
-------------------------------------------------------------
Kohl's Corp.*                        1,700          120,955
-------------------------------------------------------------
May Department
   Stores Co.                        3,200          111,520
-------------------------------------------------------------
Nordstrom, Inc.                      1,000           24,500
-------------------------------------------------------------
Sears, Roebuck & Co.                 1,800           92,286
-------------------------------------------------------------
Target Corp.                         4,900          211,288
-------------------------------------------------------------
Wal-Mart Stores, Inc.               29,700        1,820,313
-------------------------------------------------------------
                                                  2,734,486
-------------------------------------------------------------
MULTI-UTILITIES - 0.54%

Duke Energy Corp.                    5,300          200,340
-------------------------------------------------------------
Dynegy, Inc., Class A                3,600          104,400
-------------------------------------------------------------

--------------------------------------------------------------------------------
18                                                   UBS Global Asset Management

UBS Enhanced S&P 500 Fund

Portfolio of Investments - March 31, 2002 (unaudited)




COMMON STOCKS - (CONTINUED)
SECURITY DESCRIPTION            SHARES          MARKET VALUE
------------------------------------------------------------
MULTI-UTILITIES - (CONCLUDED)

Williams Cos., Inc.             3,700             $  87,172
------------------------------------------------------------
                                                    391,912
------------------------------------------------------------
OFFICE ELECTRONICS - 0.06%

Xerox Corp.                     4,100                44,075
------------------------------------------------------------
OIL & GAS - 6.04%

Amerada Hess Corp.                800                63,488
------------------------------------------------------------
Anadarko Petroleum
   Corp.                        2,891               163,168
------------------------------------------------------------
Apache Corp.                      990                56,311
------------------------------------------------------------
Ashland, Inc.                     900                40,959
------------------------------------------------------------
Burlington Resources, Inc.      1,000                40,090
------------------------------------------------------------
ChevronTexaco Corp.             6,810               614,739
------------------------------------------------------------
Conoco, Inc.                    5,200               151,736
------------------------------------------------------------
Devon Energy Corp.              1,100                53,097
------------------------------------------------------------
Exxon Mobil Corp.              45,800             2,007,414
------------------------------------------------------------
Kerr-McGee Corp.                  700                43,995
------------------------------------------------------------
Marathon Oil Corp.              2,300                66,240
------------------------------------------------------------
Occidental Petroleum
   Corp.                        2,600                75,790
------------------------------------------------------------
Phillips Petroleum Co.          2,340               146,952
------------------------------------------------------------
Royal Dutch Petroleum
   Co., ADR                    14,600               793,072
------------------------------------------------------------
Sunoco, Inc.                      600                24,006
------------------------------------------------------------
Unocal Corp.                      500                19,475
------------------------------------------------------------
                                                  4,360,532
------------------------------------------------------------
PAPER & FOREST PRODUCTS - 0.44%

Georgia-Pacific Corp.           4,100               122,795
------------------------------------------------------------
International Paper Co.         2,100                90,321
------------------------------------------------------------
MeadWestvaco Corp.                776                25,724
------------------------------------------------------------
Weyerhaeuser Co.                1,300                81,718
------------------------------------------------------------
                                                    320,558
------------------------------------------------------------
PERSONAL PRODUCTS - 0.51%

Avon Products, Inc.             1,400                76,048
------------------------------------------------------------
Gillette Co.                    8,500               289,085
------------------------------------------------------------
                                                    365,133
------------------------------------------------------------
PHARMACEUTICALS - 10.10%

Abbott Laboratories            10,300               541,780
------------------------------------------------------------
Allergan, Inc.                    900                58,185
------------------------------------------------------------
Bristol-Myers Squibb Co.       14,000               566,860
------------------------------------------------------------
Eli Lilly & Co.                 8,000               609,600
------------------------------------------------------------
Forest Laboratories, Inc.*      1,200                98,040
------------------------------------------------------------
Johnson & Johnson              19,878             1,291,076
------------------------------------------------------------


SECURITY DESCRIPTION           SHARES          MARKET VALUE
-----------------------------------------------------------
PHARMACEUTICALS - (CONCLUDED)

King Pharmaceuticals,
   Inc.*                        1,000             $  35,010
-----------------------------------------------------------
Merck & Co., Inc.              16,700               961,586
-----------------------------------------------------------
Pfizer, Inc.                   44,550             1,770,417
-----------------------------------------------------------
Pharmacia Corp.                10,300               464,324
-----------------------------------------------------------
Schering-Plough Corp.          10,700               334,910
-----------------------------------------------------------
Watson Pharmaceuticals,
   Inc.*                        1,000                27,090
-----------------------------------------------------------
Wyeth Pharmaceuticals           8,200               538,330
-----------------------------------------------------------
                                                  7,297,208
-----------------------------------------------------------
REAL ESTATE - 0.21%

Equity Office Properties
   Trust                        2,700                80,973
-----------------------------------------------------------
Equity Residential
   Properties Trust             1,800                51,732
-----------------------------------------------------------
Plum Creek Timber
   Co., Inc.                      700                20,797
-----------------------------------------------------------
                                                    153,502
-----------------------------------------------------------
ROAD & RAIL - 0.42%

Burlington Northern Santa
   Fe Corp.                     3,800               114,684
-----------------------------------------------------------
CSX Corp.                       1,400                53,354
-----------------------------------------------------------
Norfolk Southern Corp.          2,700                64,638
-----------------------------------------------------------
Union Pacific Corp.             1,100                68,354
-----------------------------------------------------------
                                                    301,030
-----------------------------------------------------------
SEMICONDUCTOR EQUIPMENT
   & PRODUCTS - 3.93%

Advanced Micro Devices,
   Inc.*                        1,500                22,065
-----------------------------------------------------------
Altera Corp.*                   1,600                34,992
-----------------------------------------------------------
Analog Devices, Inc.*           1,600                72,064
-----------------------------------------------------------
Applied Materials, Inc.*        5,300               287,631
-----------------------------------------------------------
Broadcom Corp.*                 1,400                50,260
-----------------------------------------------------------
Intel Corp.                    44,800             1,362,368
-----------------------------------------------------------
KLA-Tencor Corp.*               1,200                79,800
-----------------------------------------------------------
Linear Technology Corp.         1,600                70,752
-----------------------------------------------------------
LSI Logic Corp.*                1,300                22,100
-----------------------------------------------------------
Maxim Integrated
   Products, Inc.*              2,200               122,562
-----------------------------------------------------------
Micron Technology, Inc.*        4,200               138,180
-----------------------------------------------------------
Novellus Systems, Inc.*           800                43,304
-----------------------------------------------------------
NVIDIA Corp.*                   1,200                53,232
-----------------------------------------------------------
QLogic Corp.*                   1,000                49,520
-----------------------------------------------------------
Teradyne, Inc.*                   700                27,601
-----------------------------------------------------------
Texas Instruments, Inc.        10,000               331,000
-----------------------------------------------------------

--------------------------------------------------------------------------------
UBS Global Asset Management                                                 19

UBS Enhanced S&P 500 Fund

PORTFOLIO OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)
COMMON STOCKS - (CONCLUDED)



SECURITY DESCRIPTION            SHARES   MARKET VALUE
-----------------------------------------------------
SEMICONDUCTOR EQUIPMENT
   & PRODUCTS - (CONCLUDED)

Vitesse Semiconductor
   Corp.*                          500     $  4,900
-----------------------------------------------------
Xilinx, Inc.*                    1,600       63,776
-----------------------------------------------------
                                          2,836,107
-----------------------------------------------------
SOFTWARE - 4.71%

Adobe Systems, Inc.              1,500       60,435
-----------------------------------------------------
Citrix Systems, Inc.*            2,400       41,472
-----------------------------------------------------
Computer Associates
   International, Inc.           3,800       83,182
-----------------------------------------------------
Compuware Corp.*                 2,300       29,693
-----------------------------------------------------
Intuit, Inc.*                    1,000       38,360
-----------------------------------------------------
Mercury Interactive
   Corp.*                          800       30,120
-----------------------------------------------------
Microsoft Corp.*                38,400    2,315,904
-----------------------------------------------------
Oracle Corp.*                   36,000      460,800
-----------------------------------------------------
PeopleSoft, Inc.*                1,800       65,754
-----------------------------------------------------
Siebel Systems, Inc.*            4,300      140,223
-----------------------------------------------------
Veritas Software Co.*            3,078      134,909
-----------------------------------------------------
                                          3,400,852
-----------------------------------------------------
SPECIALTY RETAIL - 2.61%

AutoZone, Inc.*                  1,600      110,160
-----------------------------------------------------
Bed, Bath & Beyond, Inc.*        2,100       70,875
-----------------------------------------------------
Best Buy Co., Inc.*              1,600      126,720
-----------------------------------------------------
Circuit City Stores-Circuit
   City Group                    1,300       23,452
-----------------------------------------------------
Gap, Inc.                        6,000       90,240
-----------------------------------------------------
Home Depot, Inc.                17,800      865,258
-----------------------------------------------------
Limited, Inc.                    2,400       42,960
-----------------------------------------------------


SECURITY DESCRIPTION            SHARES   MARKET VALUE
-----------------------------------------------------
SPECIALTY RETAIL - (CONCLUDED)
Lowe's Cos., Inc.                5,400    $ 234,846
-----------------------------------------------------
Office Depot, Inc.*              2,200       43,670
-----------------------------------------------------
RadioShack Corp.                 1,100       33,044
-----------------------------------------------------
Sherwin-Williams Co.             1,300       37,024
-----------------------------------------------------
Staples, Inc.*                   4,500       89,865
-----------------------------------------------------
TJX Cos., Inc.                   3,000      120,030
-----------------------------------------------------
                                          1,888,144
-----------------------------------------------------
TEXTILES & APPAREL - 0.17%

Jones Apparel
   Group, Inc.*                  2,000       69,900
-----------------------------------------------------
Liz Claiborne, Inc.                600       17,016
-----------------------------------------------------
Nike, Inc., Class B                600       36,006
-----------------------------------------------------
                                            122,922
-----------------------------------------------------
TOBACCO - 1.20%

Philip Morris Cos., Inc.        15,500      816,385
-----------------------------------------------------
UST, Inc.                        1,300       50,609
-----------------------------------------------------
                                            866,994
-----------------------------------------------------
WIRELESS TELECOMMUNICATION
   SERVICES - 0.25%

AT&T Wireless
   Services, Inc.*              12,392      110,908
-----------------------------------------------------
Sprint Corp. (PCS Group)*        6,500       66,885
-----------------------------------------------------
                                            177,793
-----------------------------------------------------
Total Common Stocks
   (cost-$72,115,292)                   71,501,762
-----------------------------------------------------
TRACKING STOCK - 0.84%

SPDR Trust Series 1
$570,270)                        5,300     606,956
-----------------------------------------------------


 PRINCIPAL
  AMOUNT                SECURITY                MATURITY      INTEREST       MARKET
   (000)              DESCRIPTION                 DATE          RATE         VALUE
----------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATION - 0.01%

  $8       Federal Home Loan Mortgage Corp.
           (cost - $8,000)                     04/01/02     1.70%@       $     8,000
----------------------------------------------------------------------------------------
Total Investments (cost-$72,693,562)-99.85%                               72,116,718
----------------------------------------------------------------------------------------
Other assets in excess of liabilities- 0.15%                                 109,781
----------------------------------------------------------------------------------------
Net Assets-100.00%                                                       $72,226,499
----------------------------------------------------------------------------------------

* Non-income producing security.

ADR American Depositary Receipt

@ Interest rate shown is the discount rate at date of purchase.


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
20                         UBS Global Asset Management

UBS Enhanced Nasdaq-100 Fund

Portfolio of Investments - March 31, 2002 (unaudited)



COMMON STOCKS 99.86%
SECURITY DESCRIPTION          SHARES          MARKET VALUE
----------------------------------------------------------
BIOTECHNOLOGY - 12.85%

Abgenix, Inc.*                 5,100           $  96,339
----------------------------------------------------------
Amgen, Inc.*                  24,500           1,462,160
----------------------------------------------------------
Biogen, Inc.*(1)               9,800             480,788
----------------------------------------------------------
Cephalon, Inc.*                2,700             170,100
----------------------------------------------------------
Chiron Corp.*(1)              13,300             610,337
----------------------------------------------------------
Genzyme Corp.*                13,200             576,444
----------------------------------------------------------
Gilead Sciences, Inc.*         8,300             298,717
----------------------------------------------------------
Human Genome
   Sciences, Inc.*             6,600             143,814
----------------------------------------------------------
ICOS Corp.*                    2,200             101,178
----------------------------------------------------------
IDEC Pharmaceuticals
   Corp.*(1)                   8,500             546,550
----------------------------------------------------------
Immunex Corp.*                38,400           1,161,984
----------------------------------------------------------
Invitrogen Corp.*(1)           2,400              82,368
----------------------------------------------------------
Medimmune, Inc.*              12,900             507,357
----------------------------------------------------------
Millennium
   Pharmaceuticals, Inc.*     15,400             343,574
----------------------------------------------------------
Protein Design Labs, Inc.*     3,600              61,668
----------------------------------------------------------
Sepracor, Inc.*                3,400              65,960
----------------------------------------------------------
                                               6,709,338
----------------------------------------------------------
COMMERCIAL SERVICES
   & SUPPLIES - 5.96%

Apollo Group, Inc.,
   Class A*                    5,300             283,815
----------------------------------------------------------
Cintas Corp.                  10,100             503,586
----------------------------------------------------------
Concord EFS, Inc.*            29,700             987,525
----------------------------------------------------------
Fiserv, Inc.*                 12,900             593,271
----------------------------------------------------------
Paychex, Inc.                 18,750             744,375
----------------------------------------------------------
                                               3,112,572
----------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 10.74%

ADC Telecommunications,
    Inc.*                     39,300             159,951
----------------------------------------------------------
Brocade Communications
   Systems, Inc.*             11,700             315,900
----------------------------------------------------------
CIENA Corp.*                  18,000             162,000
----------------------------------------------------------
Cisco Systems, Inc.*         131,800           2,231,374
----------------------------------------------------------
Comverse Technology,
    Inc.*                     10,400             131,768
----------------------------------------------------------
JDS Uniphase Corp.*           66,900             394,041
----------------------------------------------------------
Juniper Networks, Inc.*        9,900             124,938
----------------------------------------------------------
Qualcomm, Inc.*               46,700           1,757,788
----------------------------------------------------------
Telefonaktiebolaget LM
   Ericsson, ADR              50,500             211,090
----------------------------------------------------------
Tellabs, Inc.*                11,600             121,452
----------------------------------------------------------
                                               5,610,302
----------------------------------------------------------


SECURITY DESCRIPTION          SHARES        MARKET VALUE
--------------------------------------------------------
COMPUTERS & PERIPHERALS - 5.41%

Apple Computer, Inc.*         23,700           $ 560,979
--------------------------------------------------------
Dell Computer Corp.*          49,400           1,289,834
--------------------------------------------------------
Network Appliance, Inc.*      17,400             354,612
--------------------------------------------------------
Sun Microsystems, Inc.*       70,600             622,692
--------------------------------------------------------
                                               2,828,117
--------------------------------------------------------
CONTAINERS & PACKAGING - 0.40%

Smurfit-Stone Container
   Corp.*                     12,200             209,108
--------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION
   SERVICES - 0.69%

WorldCom, Inc. -
   WorldCom Group             53,400             359,916
--------------------------------------------------------
ELECTRICAL EQUIPMENT - 0.30%

Molex, Inc.                    4,500             156,015
--------------------------------------------------------
ELECTRONIC EQUIPMENT
   & INSTRUMENTS - 1.61%

Flextronics International
   Ltd.                       28,400             518,300
--------------------------------------------------------
Sanmina-SCI Corp.*            27,600             324,300
--------------------------------------------------------
                                                 842,600
--------------------------------------------------------
HEALTH CARE EQUIPMENT
   & SUPPLIES - 1.19%

Biomet, Inc.                  16,600             449,196
--------------------------------------------------------
Cytyc Corp.*                   6,300             169,596
--------------------------------------------------------
                                                 618,792
--------------------------------------------------------
HEALTH CARE PROVIDERS
   & SERVICES - 0.36%

Express Scripts, Inc.*         3,300             190,047
--------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE - 1.28%

Starbucks Corp.*              28,900             668,457
--------------------------------------------------------
INTERNET & CATALOG RETAIL - 1.51%

Amazon.com, Inc.*(1)          13,300             190,190
--------------------------------------------------------
eBay, Inc.*                   10,600             600,384
--------------------------------------------------------
                                                 790,574
--------------------------------------------------------
INTERNET SOFTWARE & SERVICES - 1.71%

Check Point Software
   Technologies Ltd.*         11,600             352,640
--------------------------------------------------------
VeriSign, Inc.*               10,602             286,254
--------------------------------------------------------
Yahoo!, Inc.*                 13,800             254,886
--------------------------------------------------------
                                                 893,780
--------------------------------------------------------

--------------------------------------------------------------------------------
UBS Global Asset Management                                                 21

UBS Enhanced Nasdaq-100 Fund

Portfolio of Investments - March 31, 2002 (unaudited)




COMMON STOCKS - (CONCLUDED)
SECURITY DESCRIPTION         SHARES        MARKET VALUE
--------------------------------------------------------
MACHINERY - 0.45%

PACCAR, Inc.                 3,200           $  234,272
--------------------------------------------------------
MEDIA - 4.78%

Adelphia Communications
   Corp., Class A           10,600              157,940
--------------------------------------------------------
Charter Communications,
   Inc., Class A*           14,300              161,447
--------------------------------------------------------
Comcast Corp., Class A*     22,400              712,320
--------------------------------------------------------
Echostar Communications
   Corp.*                   12,400              351,168
--------------------------------------------------------
Gemstar-TV Guide
   International, Inc.*     21,600              319,464
--------------------------------------------------------
TMP Worldwide, Inc.*         6,600              227,502
--------------------------------------------------------
USA Networks, Inc.*         17,900              568,683
--------------------------------------------------------
                                              2,498,524
--------------------------------------------------------
MULTI-LINE RETAIL - 0.97%

Costco Wholesale Corp.*     12,700              505,714
--------------------------------------------------------
PHARMACEUTICALS - 0.46%

Andrx Group*                 4,200              159,348
--------------------------------------------------------
ImClone Systems, Inc.*       3,200               78,816
--------------------------------------------------------
                                                238,164
--------------------------------------------------------
SEMICONDUCTOR EQUIPMENT
   & PRODUCTS - 21.55%

Altera Corp.*               25,038              547,581
--------------------------------------------------------
Applied Materials, Inc.*    20,400            1,107,108
--------------------------------------------------------
Applied Micro Circuits
   Corp.*                   13,500              108,000
--------------------------------------------------------
Atmel Corp.*                15,700              159,198
--------------------------------------------------------
Broadcom Corp.*(1)           7,900              283,610
--------------------------------------------------------
Conexant Systems, Inc.*     11,200              134,960
--------------------------------------------------------
Integrated Device
   Technology, Inc.*         3,900              129,636
--------------------------------------------------------
Intel Corp.                117,600            3,576,216
--------------------------------------------------------
KLA-Tencor Corp.*           10,400              691,600
--------------------------------------------------------
Linear Technology Corp.     21,000              928,620
--------------------------------------------------------
Maxim Integrated
   Products, Inc.*          22,200            1,236,762
--------------------------------------------------------
Microchip Technology,
    Inc.*                    4,650              194,510
--------------------------------------------------------
Novellus Systems, Inc.*      6,300              341,019
--------------------------------------------------------
NVIDIA Corp.*                8,300              368,188
--------------------------------------------------------
PMC-Sierra, Inc.*            8,500              138,380
--------------------------------------------------------
QLogic Corp.*                5,100              252,552
--------------------------------------------------------


SECURITY DESCRIPTION        SHARES          MARKET VALUE
--------------------------------------------------------
SEMICONDUCTOR EQUIPMENT
   & PRODUCTS - (CONCLUDED)

RF Micro Devices, Inc.*      9,200           $  164,680
--------------------------------------------------------
Vitesse Semiconductor
   Corp.*                    6,800               66,640
--------------------------------------------------------
Xilinx, Inc.*               20,800              829,088
--------------------------------------------------------
                                             11,258,348
--------------------------------------------------------
SOFTWARE - 24.44%

Adobe Systems, Inc.         10,600              427,074
--------------------------------------------------------
BEA Systems, Inc.*          18,100              248,151
--------------------------------------------------------
Citrix Systems, Inc.*       14,200              245,376
--------------------------------------------------------
Compuware Corp.*            13,500              174,285
--------------------------------------------------------
Electronic Arts, Inc.*       6,900              419,520
--------------------------------------------------------
I2 Technologies, Inc.*      20,200              102,212
--------------------------------------------------------
Intuit, Inc.*               14,000              537,040
--------------------------------------------------------
Mercury Interactive
   Corp.*                    5,200              195,780
--------------------------------------------------------
Microsoft Corp.*            93,600            5,645,016
--------------------------------------------------------
Oracle Corp.*              118,100            1,511,680
--------------------------------------------------------
PeopleSoft, Inc.*           23,000              840,190
--------------------------------------------------------
Rational Software Corp.*    10,100              159,883
--------------------------------------------------------
Siebel Systems, Inc.*       28,900              942,429
--------------------------------------------------------
Symantec Corp.*              6,500              267,865
--------------------------------------------------------
Synopsys, Inc.*              2,700              148,932
--------------------------------------------------------
Veritas Software Co.*       20,500              898,515
--------------------------------------------------------
                                             12,763,948
--------------------------------------------------------
SPECIALTY RETAIL - 2.26%

Bed, Bath & Beyond, Inc.*   19,300              651,375
--------------------------------------------------------
CDW Computer
   Centers, Inc.*            3,900              196,326
--------------------------------------------------------
Staples, Inc.*              16,700              333,499
--------------------------------------------------------
                                              1,181,200
--------------------------------------------------------
WIRELESS TELECOMMUNICATION
   SERVICES - 0.94%

Nextel Communications,
    Inc.*                   44,900              241,562
--------------------------------------------------------
PanAmSat Corp.*             10,800              246,780
--------------------------------------------------------
                                                488,342
--------------------------------------------------------
Total Common Stocks
   (Cost - $92,548,881)
--------------------------------------------------------
                                             52,158,130
--------------------------------------------------------


--------------------------------------------------------------------------------
22                         UBS Global Asset Management

UBS Enhanced Nasdaq-100 Fund

Portfolio of Investments - March 31, 2002 (Unaudited)


SECURITY DESCRIPTION          SHARES    MARKET VALUE
----------------------------------------------------
TRACKING STOCK - 0.30%

Nasdaq-100 Index
   Tracking Stock (cost -
$   160,842)                  4,400     $   158,664
----------------------------------------------------
Total Investments (cost -
   $92,709,723) - 100.16%                52,316,794
----------------------------------------------------
Liabilities in excess of
   other assets - (0.16)%                   (84,438)
----------------------------------------------------
Net Assets - 100.00%                    $52,232,356
----------------------------------------------------

*   Non-income producing security.

ADR American Depositary Receipt

(1) Security, or portion thereof, was on loan at March 31, 2002.


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
UBS Global Asset Management                                                 23

UBS Securities Trust

Statement of Assets and Liabilities - March 31, 2002 (unaudited)


                                                                     ENHANCED         ENHANCED
                                                                      S&P 500       NASDAQ-100
                                                                         FUND             FUND
----------------------------------------------------------------------------------------------
ASSETS

Investments in securities, at value (cost-$72,693,562
  and $92,709,723, respectively)                                  $72,116,718      $52,316,794
----------------------------------------------------------------------------------------------
Investments of cash collateral received for securities loaned,
  at value (cost-$0 and $1,971,151, respectively)                           -        1,971,151
----------------------------------------------------------------------------------------------
Cash                                                                   46,227                -
----------------------------------------------------------------------------------------------
Receivable for investments sold                                             -          151,366
----------------------------------------------------------------------------------------------
Receivable for shares of beneficial interest sold                     208,714           10,132
----------------------------------------------------------------------------------------------
Dividends and interest receivable                                      76,497            3,734
----------------------------------------------------------------------------------------------
Other assets                                                          124,262           77,675
----------------------------------------------------------------------------------------------
Total assets                                                       72,572,418       54,530,852
----------------------------------------------------------------------------------------------
LIABILITIES
Payable for shares of beneficial interest repurchased                 130,751           85,269
----------------------------------------------------------------------------------------------
Payable for investments purchased                                     114,720                -
----------------------------------------------------------------------------------------------
Payable for cash collateral for securities loaned                           -        1,971,151
----------------------------------------------------------------------------------------------
Payable to custodian                                                        -           90,582
----------------------------------------------------------------------------------------------
Payable to affiliates                                                  39,836           52,917
----------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                 60,612           98,577
----------------------------------------------------------------------------------------------
Total liabilities                                                     345,919        2,298,496
----------------------------------------------------------------------------------------------
NET ASSETS
Beneficial interest -$0.001 par value (unlimited amount
  authorized)                                                      81,171,426      124,541,333
----------------------------------------------------------------------------------------------
Accumulated undistributed (distributions in excess of) net
  investment income (loss)                                            120,379         (530,419)
----------------------------------------------------------------------------------------------
Accumulated net realized losses from investment
  transactions                                                     (8,488,462)     (31,385,629)
----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                           (576,844)     (40,392,929)
----------------------------------------------------------------------------------------------
Net assets                                                        $72,226,499      $52,232,356
----------------------------------------------------------------------------------------------



                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
24                                                   UBS Global Asset Management

UBS Securities Trust

Statement of Assets and Liabilities - March 31, 2002 (unaudited)


                                                                   ENHANCED           ENHANCED
                                                                    S&P 500         NASDAQ-100
                                                                       FUND               FUND
----------------------------------------------------------------------------------------------
CLASS A:
Net assets                                                      $15,709,537        $15,050,151
----------------------------------------------------------------------------------------------
Shares outstanding                                                2,022,589          3,750,696
----------------------------------------------------------------------------------------------
Net asset value per share                                       $      7.77        $      4.01
----------------------------------------------------------------------------------------------
Maximum offering price per share (net asset value plus sales charge of 3.00% and 5.50% of offering price,
  respectively)                                                 $      8.01        $      4.24
----------------------------------------------------------------------------------------------
CLASS B:
Net assets                                                      $13,062,039        $18,814,420
----------------------------------------------------------------------------------------------
Shares outstanding                                                1,688,145          4,758,397
----------------------------------------------------------------------------------------------
Net asset value and offering price per share                    $      7.74        $      3.95
----------------------------------------------------------------------------------------------
CLASS C:
Net assets                                                      $11,496,815        $17,098,560
----------------------------------------------------------------------------------------------
Shares outstanding                                                1,487,728          4,325,188
----------------------------------------------------------------------------------------------
Net asset value per share                                       $      7.73        $      3.95
----------------------------------------------------------------------------------------------
Maximum offering price per share (net asset value plus sales
  charge of 1.00% of offering price)                            $      7.81        $      3.99
----------------------------------------------------------------------------------------------
CLASS Y:
Net assets                                                      $31,958,108        $ 1,269,225
----------------------------------------------------------------------------------------------
Shares outstanding                                                4,100,545            314,854
----------------------------------------------------------------------------------------------
Net asset value, offering price and redemption
  value per share                                               $      7.79        $      4.03
----------------------------------------------------------------------------------------------



                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
UBS Global Asset Management                                                 25

UBS Securities Trust

Statement of Operations


                                                                                    FOR THE SIX
                                                                                   MONTHS ENDED
                                                                                 MARCH 31, 2002
                                                                                    (UNAUDITED)
                                                                 -------------------------------
                                                                    ENHANCED           ENHANCED
                                                                     S&P 500         NASDAQ-100
                                                                        FUND               FUND
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $407 and $0,
  respectively)                                                  $  490,060        $    17,340
-----------------------------------------------------------------------------------------------
Interest                                                              1,613              1,652
-----------------------------------------------------------------------------------------------
                                                                    491,673             18,992
-----------------------------------------------------------------------------------------------
EXPENSES:

  Investment advisory and administration fees                       138,168            205,552
-----------------------------------------------------------------------------------------------
  Service fees-Class A                                               20,116             19,709
-----------------------------------------------------------------------------------------------
  Service and distribution fees-Class B                              39,006             99,798
-----------------------------------------------------------------------------------------------
  Service and distribution fees-Class C                              34,135             88,317
-----------------------------------------------------------------------------------------------
  Transfer agency and related services fees                          21,672             64,455
-----------------------------------------------------------------------------------------------
  Federal and state registration                                     20,751             29,677
-----------------------------------------------------------------------------------------------
  Custody and accounting                                             20,725             16,444
-----------------------------------------------------------------------------------------------
  Professional fees                                                  19,441             23,148
-----------------------------------------------------------------------------------------------
  Reports and notices to shareholders                                10,117             39,289
-----------------------------------------------------------------------------------------------
  Trustees' fees                                                        322              2,181
-----------------------------------------------------------------------------------------------
  Other expenses                                                      3,631              5,980
-----------------------------------------------------------------------------------------------
                                                                    328,084            594,550
-----------------------------------------------------------------------------------------------
Fee recoupment to (waiver by) investment advisor                      8,004           (104,327)
-----------------------------------------------------------------------------------------------
Net expenses                                                        336,088            490,223
-----------------------------------------------------------------------------------------------
Net investment income (loss)                                        155,585           (471,231)
-----------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES) FROM
  INVESTMENT ACTIVITIES:

Net realized losses from investment transactions                 (3,994,994)       (11,212,311)
-----------------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of
  investments                                                     9,855,868         21,896,878
-----------------------------------------------------------------------------------------------
Net realized and unrealized gains from investment activities      5,860,874         10,684,567
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations             $6,016,459        $10,213,336
-----------------------------------------------------------------------------------------------


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
26                                                   UBS Global Asset Management

UBS Securities Trust

Statement of Changes in Net Assets


                                                                  ENHANCED S&P 500 FUND
                                                        -------------------------------
                                                         FOR THE SIX            FOR THE
                                                        MONTHS ENDED         YEAR ENDED
                                                      MARCH 31, 2002      SEPTEMBER 30,
                                                         (unaudited)               2001
---------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                   $   155,585        $   133,853
---------------------------------------------------------------------------------------
Net realized losses from investment transactions         (3,994,994)        (3,866,729)
---------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation
  of investments                                          9,855,868         (9,935,661)
---------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                              6,016,459        (13,668,537)
---------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:

Net investment income-Class A                               (26,627)           (20,389)
---------------------------------------------------------------------------------------
Net investment income-Class B                                     -                  -
---------------------------------------------------------------------------------------
Net investment income-Class C                                     -             (6,963)
---------------------------------------------------------------------------------------
Net investment income-Class Y                              (114,534)            (3,106)
---------------------------------------------------------------------------------------
Net realized gains from investment
  transactions-Class A                                            -            (24,204)
---------------------------------------------------------------------------------------
Net realized gains from investment
  transactions-Class B                                            -            (19,402)
---------------------------------------------------------------------------------------
Net realized gains from investment
  transactions-Class C                                            -            (14,559)
---------------------------------------------------------------------------------------
Net realized gains from investment
  transactions-Class Y                                            -             (2,391)
---------------------------------------------------------------------------------------
                                                           (141,161)           (91,014)
---------------------------------------------------------------------------------------
FROM BENEFICIAL INTEREST TRANSACTIONS:

Net proceeds from the sale of shares                     26,038,803         73,057,573
---------------------------------------------------------------------------------------
Cost of shares repurchased                              (13,980,987)       (25,736,789)
---------------------------------------------------------------------------------------
Proceeds from dividends reinvested                          140,078             91,014
---------------------------------------------------------------------------------------
Net increase in net assets from beneficial interest
  transactions                                           12,197,894         47,411,798
---------------------------------------------------------------------------------------
Net increase in net assets                               18,073,192         33,652,247
---------------------------------------------------------------------------------------
NET ASSETS:

Beginning of period                                      54,153,307         20,501,060
---------------------------------------------------------------------------------------
End of period                                           $72,226,499        $54,153,307
---------------------------------------------------------------------------------------
Accumulated undistributed net investment income         $   120,379        $   105,955
---------------------------------------------------------------------------------------



                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
UBS Global Asset Management                                                 27

UBS Securities Trust

Statement of Changes in Net Assets


                                                                 ENHANCED NASDAQ-100 FUND
                                                         --------------------------------
                                                           FOR THE SIX            FOR THE
                                                          MONTHS ENDED         YEAR ENDED
                                                        MARCH 31, 2002      SEPTEMBER 30,
                                                           (UNAUDITED)               2001
-----------------------------------------------------------------------------------------
FROM OPERATIONS:

Net investment loss                                      $  (471,231)       $(1,271,533)
-----------------------------------------------------------------------------------------
Net realized losses from investment transactions         (11,212,311)       (20,035,571)
-----------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation
  of investments                                          21,896,878        (59,896,534)
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                              10,213,336        (81,203,638)
-----------------------------------------------------------------------------------------
FROM BENEFICIAL INTEREST TRANSACTIONS:

Net proceeds from the sale of shares                       9,078,106         86,132,455
-----------------------------------------------------------------------------------------
Cost of shares repurchased                               (10,359,323)       (50,395,450)
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets from beneficial
  interest transactions                                   (1,281,217)        35,737,005
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets                      8,932,119        (45,466,633)
-----------------------------------------------------------------------------------------
NET ASSETS:

Beginning of period                                       43,300,237         88,766,870
-----------------------------------------------------------------------------------------
End of period                                            $52,232,356        $43,300,237
-----------------------------------------------------------------------------------------

                 See accompanying notes to financial statements
--------------------------------------------------------------------------------
28                                                   UBS Global Asset Management

                 (This page has been left blank intentionally.)
--------------------------------------------------------------------------------
UBS Global Asset Management                                                 29

UBS Securities Trust

Notes to Financial Statements (unaudited)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS Enhanced S&P 500 Fund is a diversified series of UBS Securities Trust ("Trust") and UBS Enhanced Nasdaq-100 Fund is a non-diversified series of the Trust. The Trust is a professionally managed, open-end management investment company organized as a Delaware business trust. The UBS Enhanced S&P 500 Fund and UBS Enhanced Nasdaq-100 Fund (collectively, the "Funds") investment objective is to seek higher total return over the long term than the S&P 500 Index and the Nasdaq 100 Index, respectively. Prior to the commencement of operations on April 26, 2000, the Funds had no activity other than the sale of total 5,000 shares of Class A, Class B, Class C and Class Y to UBS Global Asset Management (US) Inc. ("UBS Global AM," formerly known as Brinson Advisors, Inc.), the investment advisor, administrator and distributor of the Funds. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

Currently, each Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the applicable Fund and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency and related services expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares within a certain number of years after issuance which varies depending upon the amount invested. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plan, if any. Class Y shares have no service or distribution plan.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION OF INVESTMENTS--Each Fund calculates its net asset value based on the current market value for its portfolio securities. The Funds normally obtain market values for their securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price



--------------------------------------------------------------------------------
30                                                   UBS Global Asset Management

UBS Securities Trust

Notes to Financial Statements (unaudited)

available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global AM. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust's board of trustees (the "Board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

REPURCHASE AGREEMENTS--Each Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global AM.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Dividend income is recorded on the ex-dividend date ("ex-date"). Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-date. The amounts of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these


--------------------------------------------------------------------------------
UBS Global Asset Management                                                 31

UBS Securities Trust

Notes to Financial Statements (unaudited)

differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.


INVESTMENT ADVISOR AND ADMINISTRATOR

The Board has approved an Investment Advisory and Administration Contract ("Advisory Contract") with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Funds. In accordance with the Advisory Contract, the Funds pay UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.40% of average daily net assets for Enhanced S&P 500 Fund and 0.75% of average daily net assets for Enhanced Nasdaq-100 Fund. UBS Global AM pays DSI International Management, Inc. ("DSI"), an indirect wholly owned asset management subsidiary of UBS AG, to serve as each Fund's sub-advisor. UBS Global AM (not the Funds) pays DSI a fee, accrued daily and paid monthly, at an annual rate of 0.20% of average daily net assets for Enhanced S&P 500 Fund and 0.35% of average daily net assets for Enhanced Nasdaq-100 Fund. At March 31, 2002, Enhanced S&P 500 Fund and Enhanced Nasdaq-100 Fund owed UBS Global AM $24,587 and $33,753 in investment advisory and administration fees, respectively.

For the six months ended March 31, 2002, UBS Global AM has voluntarily undertaken to waive a portion of advisory fees and reimburse a portion of other expenses when necessary to maintain Enhanced S&P 500 Fund's and Enhanced Nasdaq-100 Fund's total annual operating expenses at a level not to exceed 0.98%, 1.38%, 1.38% and 0.73%, and 1.28%, 2.03%, 2.03% and 1.03% of each Fund's average daily net assets for Class A, Class B, Class C and Class Y shares, respectively. At March 31, 2002 UBS Global AM owed Enhanced S&P 500 Fund and Enhanced Nasdaq-100 Fund $1,695 and $15,172 respectively, for fee waivers under the above agreement. Each fund will reimburse UBS Global AM for any such payments during a three-year period to the extent that operating expenses are otherwise below the expense caps.

For the six months ended March 31, 2002, the Funds did not pay any brokerage commissions to UBS PaineWebber, Inc. ("UBS PaineWebberSM*"), an indirect wholly owned subsidiary of UBS AG, or any other affiliated broker-dealer for transactions executed on behalf of the Funds.


--------------------------------------------------------------------------------
*UBS PaineWebber is a service mark of UBS AG.

--------------------------------------------------------------------------------
32                                                   UBS Global Asset Management

UBS Securities Trust

Notes to Financial Statements (unaudited)

DISTRIBUTION PLANS

UBS Global AM is the principal underwriter of each Fund's shares. Under separate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, the Funds pay UBS Global AM monthly service fees at the annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares, respectively, and monthly distribution fees (1) at the annual rate of 0.40% of average daily net assets on Class B and Class C shares for Enhanced S&P 500 Fund and (2) at the annual rate of 0.75% of average daily net assets on Class B and Class C shares for Enhanced Nasdaq-100 Fund. At March 31, 2002, the Enhanced S&P 500 Fund and Enhanced Nasdaq-100 Fund owed UBS Global AM $16,944 and $34,239 in service and distribution fees, respectively.

UBS Global AM also receives the proceeds of the initial sales charges paid upon the purchase of Class A and Class C shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. UBS Global AM has informed each Fund that for the six months ended March 31, 2002, it earned $26,204 and $87,478 in sales charges from the Enhanced S&P 500 Fund and Enhanced Nasdaq-100 Fund, respectively.


TRANSFER AGENCY AND RELATED SERVICES FEES

UBS PaineWebber provides transfer agency related services to each Fund pursuant to a delegation of authority from PFPC, Inc. ("PFPC"), each Fund's transfer agent, and is compensated for these services by PFPC not the Funds. For the six months ended March 31, 2002, UBS PaineWebber received from PFPC not the Funds, approximately 54% and 53% of the total transfer agency and related services fees collected by PFPC from the Enhanced S&P 500 Fund and Enhanced Nasdaq-100 Fund, respectively.


SECURITIES LENDING

Each Fund may lend securities up to 331|M/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. Each Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation, which is included in interest income, for lending its securities from interest earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. For the six months ended


--------------------------------------------------------------------------------
UBS Global Asset Management                                                 33

UBS Securities Trust

Notes to Financial Statements (unaudited)

March 31, 2002, Enhanced Nasdaq-100 Fund earned $3,198 for lending securities. The Fund's lending agent is UBS PaineWebber, which earned $1,103 in compensation from the Fund in that capacity for the six months ended March 31, 2002. At March 31, 2002 Enhanced Nasdaq-100 Fund owed UBS PaineWebber $97 in compensation.

For the six months ended March 31, 2002, Enhanced S&P 500 Fund did not participate in the securities lending program.

At March 31, 2002, Enhanced Nasdaq-100 Fund had securities on loan having a market value of $1,888,464. The Enhanced Nasdaq-100 Fund's custodian held cash and/or equivalents having an aggregate value of $1,971,151 as collateral for portfolio securities loaned which was invested in the following money market funds:


 NUMBER OF                                                                                MARKET
   SHARES                                                                                  VALUE
--------------------------------------------------------------------------------------------------
       17     AIM Liquid Assets Portfolio                                              $       17
--------------------------------------------------------------------------------------------------
1,971,134     UBS Private Money Market Fund LLC                                         1,971,134
--------------------------------------------------------------------------------------------------
              Total investments of cash collateral received for securities loaned
              (cost--$1,971,151)                                                       $1,971,151
--------------------------------------------------------------------------------------------------

BANK LINE OF CREDIT

Each Fund participates with other funds managed, advised or sub-advised by UBS Global AM in a $300 million committed credit facility ("Facility") with UBS AG, Stamford Branch, to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of each Fund at the request of the shareholders or other temporary or emergency purposes.

Under Facility arrangement, each Fund has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to each Fund at rates based on prevailing market rates in effect at the time of borrowings. For the six months ended March 31, 2002, the Funds did not borrow under the Facility.


INVESTMENTS IN SECURITIES

For federal income tax purposes, the cost of securities owned at March 31, 2002 was substantially the same as the cost of securities for financial statement purposes. At March 31, 2002, the components of net unrealized depreciation of investments were as follows:


--------------------------------------------------------------------------------
34                                                   UBS Global Asset Management

UBS Securities Trust

Notes to Financial Statements (unaudited)


                                                             ENHANCED              ENHANCED
                                                              S&P 500             NASDAQ-100
                                                                FUND                 FUND
---------------------------------------------------------------------------------------------
Gross appreciation (investments having an excess of value
  over cost)                                                 $5,827,834      $    3,183,391
---------------------------------------------------------------------------------------------
Gross depreciation (investments having an excess of cost
  over value)                                                (6,404,678)        (43,576,320)
---------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                   $ (576,844)     $  (40,392,929)
---------------------------------------------------------------------------------------------

For the six months ended March 31, 2002, aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:



                 ENHANCED         ENHANCED
                  S&P 500        NASDAQ-100
                   FUND             FUND
-------------------------------------------
Purchases     $42,539,416      $7,506,806
-------------------------------------------
Sales         $30,354,434      $9,264,827
-------------------------------------------

FEDERAL TAX STATUS

Each Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund intends not to be subject to federal excise tax.

At September 30, 2001, the Enhanced S&P 500 Fund and the Enhanced Nasdaq-100 Fund had net capital loss carryforwards of $15,413 and $365,067, respectively, which will expire by September 30, 2009. These losses are available as a reduction, to the extent provided in the regulations, of future net realized capital gains. In accordance with the U.S. Treasury regulations, the Enhanced S&P 500 Fund and the Enhanced Nasdaq-100 Fund have elected to defer $1,382,941 and $16,737,164, respectively, of net capital losses arising after October 31, 2000. Such losses are treated for tax purposes as arising on October 31, 2001.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                 35

UBS Securities Trust

Notes to Financial Statements (unaudited)

SHARES OF BENEFICIAL INTEREST

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:



                                         CLASS A                             CLASS B
                            ---------------------------------------------------------------------
                                 SHARES            AMOUNT            SHARES            AMOUNT
-------------------------------------------------------------------------------------------------
ENHANCED S&P 500 FUND

FOR THE SIX MONTHS
  ENDED MARCH 31, 2002:
-------------------------------------------------------------------------------------------------
Shares sold                       816,240     $ 6,249,608             762,907     $ 5,817,282
-------------------------------------------------------------------------------------------------
Shares repurchased             (1,001,893)     (7,623,095)           (429,538)     (3,283,445)
-------------------------------------------------------------------------------------------------
Shares converted from
  Class B to Class A                7,756          33,722              (7,865)        (33,722)
-------------------------------------------------------------------------------------------------
Dividends reinvested                3,326          25,544                   -               -
-------------------------------------------------------------------------------------------------
Net increase (decrease)          (174,571)    $(1,314,221)            325,504     $ 2,500,115
-------------------------------------------------------------------------------------------------
ENHANCED S&P 500 FUND

FOR THE YEAR ENDED
  SEPTEMBER 30, 2001:
-------------------------------------------------------------------------------------------------
Shares sold                     3,071,524     $26,239,074           1,192,668     $10,248,155
-------------------------------------------------------------------------------------------------
Shares repurchased             (1,726,667)    (14,642,089)           (630,346)     (5,260,201)
-------------------------------------------------------------------------------------------------
Shares converted from
  Class B to Class A                  997           7,643              (1,000)         (7,643)
-------------------------------------------------------------------------------------------------
Dividends reinvested                5,073          46,203               1,970          18,104
-------------------------------------------------------------------------------------------------
Net increase                    1,350,927     $11,650,831             563,292     $ 4,998,415
-------------------------------------------------------------------------------------------------
ENHANCED NASDAQ-100 FUND

FOR THE SIX MONTHS
  ENDED MARCH 31, 2002:
-------------------------------------------------------------------------------------------------
Shares sold                     1,023,314     $ 4,295,001             465,853     $ 1,895,798
-------------------------------------------------------------------------------------------------
Shares repurchased             (1,040,539)     (4,300,174)           (781,031)     (3,196,163)
-------------------------------------------------------------------------------------------------
Shares converted from
  Class B to Class A                9,081          39,320              (9,204)        (39,320)
-------------------------------------------------------------------------------------------------
Net increase (decrease)            (8,144)    $    34,147            (324,382)    $(1,339,685)
-------------------------------------------------------------------------------------------------
ENHANCED NASDAQ-100 FUND

FOR THE YEAR ENDED
  SEPTEMBER 30, 2001:
-------------------------------------------------------------------------------------------------
Shares sold                     6,443,151     $44,106,524           3,202,645     $20,389,210
-------------------------------------------------------------------------------------------------
Shares repurchased             (5,265,194)    (31,289,456)         (1,959,106)    (11,387,650)
-------------------------------------------------------------------------------------------------
Shares converted from
  Class B to Class A                8,108          47,806              (8,161)        (47,806)
-------------------------------------------------------------------------------------------------
Net increase                    1,186,065     $12,864,874           1,235,378     $ 8,953,754
-------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
36                                                   UBS Global Asset Management

UBS Securities Trust

Notes to Financial Statements (unaudited)


             CLASS C                            CLASS Y
-------------------------------------------------------------------
     SHARES            AMOUNT           SHARES           AMOUNT
-------------------------------------------------------------------
      661,186     $ 5,021,563         1,212,530     $ 8,950,350
-------------------------------------------------------------------
     (281,932)     (2,153,444)         (120,324)       (921,003)
-------------------------------------------------------------------
            -               -                 -               -
-------------------------------------------------------------------
            -               -            14,874         114,534
-------------------------------------------------------------------
      379,254     $ 2,868,119         1,107,080     $ 8,143,881
-------------------------------------------------------------------
    1,251,111     $10,797,582         3,077,488     $25,772,762
-------------------------------------------------------------------
     (553,481)     (4,671,893)         (147,918)     (1,162,606)
-------------------------------------------------------------------
            -               -                 -               -
-------------------------------------------------------------------
        2,308          21,210               597           5,497
-------------------------------------------------------------------
      699,938     $ 6,146,899         2,930,167     $24,615,653
-------------------------------------------------------------------
      666,447     $ 2,743,131            36,343     $   144,176
-------------------------------------------------------------------
     (602,527)     (2,548,913)          (75,204)       (314,073)
-------------------------------------------------------------------
            -               -                 -               -
-------------------------------------------------------------------
       63,920     $   194,218           (38,861)    $  (169,897)
-------------------------------------------------------------------
    3,056,764     $19,165,163           354,220     $ 2,471,558
-------------------------------------------------------------------
   (1,245,233)     (6,775,224)         (177,283)       (943,120)
-------------------------------------------------------------------
            -               -                 -               -
-------------------------------------------------------------------
    1,811,531     $12,389,939           176,937     $ 1,528,438
-------------------------------------------------------------------

--------------------------------------------------------------------------------
UBS Global Asset Management                                                 37

UBS Enhanced S&P 500 Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:



                                                                         CLASS A
                                              -------------------------------------------------------
                                                    FOR THE                            FOR THE PERIOD
                                                  SIX MONTHS         FOR THE YEAR     APRIL 26, 2000+
                                                     ENDED              ENDED             THROUGH
                                                MARCH 31, 2002      SEPTEMBER 30,      SEPTEMBER 30,
                                                  (UNAUDITED)            2001               2000
                                              -------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $   7.07            $   9.69           $ 10.00
-----------------------------------------------------------------------------------------------------
Net investment income (loss)                          0.02@               0.03@             0.01
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gains (losses)
  from investments                                    0.69@              (2.61)@           (0.32)
-----------------------------------------------------------------------------------------------------
Net increase (decrease) from investment
  operations                                          0.71               (2.58)            (0.31)
-----------------------------------------------------------------------------------------------------
Dividends from net investment income                 (0.01)              (0.02)                -
-----------------------------------------------------------------------------------------------------
Distributions from net realized gains
  from investment transactions                           -               (0.02)                -
-----------------------------------------------------------------------------------------------------
Total dividends and distributions to
  shareholders                                       (0.01)              (0.04)                -
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                    $   7.77            $   7.07           $  9.69
-----------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN (1)                          10.08%             (26.77)%           (3.10)%
-----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000's)                 $ 15,710            $ 15,526           $ 8,197
-----------------------------------------------------------------------------------------------------
Expenses to average net assets, net of
  waivers from advisor                                0.98%*              0.98%             0.98%*
-----------------------------------------------------------------------------------------------------
Expenses to average net assets, before
  waivers from advisor                                0.93%*(2)           1.31%             4.29%*
-----------------------------------------------------------------------------------------------------
Net investment income (loss) to average
  net assets, net of waivers from advisor             0.45%*              0.37%             0.24%*
-----------------------------------------------------------------------------------------------------
Net investment income (loss) to average
  net assets, before waivers from advisor             0.50%*(2)           0.04%            (3.05)%*
-----------------------------------------------------------------------------------------------------
Portfolio turnover                                      45%                 63%               74%
-----------------------------------------------------------------------------------------------------

*   Annualized.

+   Commencement of operations.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods less than one year has not been annualized.

(2) For the six months ended March 31, 2002, the Investment Advisor was reimbursed for expenses previously paid by the Investment Advisor on behalf of the Fund, not to exceed the Fund's expense cap of 0.98% for Class A.

#   Actual amount is less than $(0.005) per share.

@   Calculated using the average monthly shares outstanding for the period.

--------------------------------------------------------------------------------
38

        UBS Enhanced S&P 500 Fund

        Financial Highlights



                              CLASS B
       ------------------------------------------------------
            FOR THE                           FOR THE PERIOD
          SIX MONTHS        FOR THE YEAR     APRIL 26, 2000+
             ENDED             ENDED             THROUGH
        MARCH 31, 2002     SEPTEMBER 30,      SEPTEMBER 30,
          (UNAUDITED)           2001               2000
       ------------------------------------------------------
         $  7.04            $   9.68           $ 10.00
-------------------------------------------------------------
            0.00@#              0.00 @#          (0.01)
-------------------------------------------------------------
            0.70@              (2.62)@           (0.31)
-------------------------------------------------------------
            0.70               (2.62)            (0.32)
-------------------------------------------------------------
              -                    -                 -
-------------------------------------------------------------
              -                (0.02)                -
-------------------------------------------------------------
              -                (0.02)                -
-------------------------------------------------------------
        $   7.74            $   7.04           $  9.68
-------------------------------------------------------------
            9.94%             (27.13)%           (3.20)%
-------------------------------------------------------------
        $ 13,062            $  9,596           $ 7,735
-------------------------------------------------------------
            1.38%*              1.38%             1.38%*
-------------------------------------------------------------
            1.39%*              1.80%             4.88%*
-------------------------------------------------------------
            0.05%*             (0.05)%           (0.20)%*
-------------------------------------------------------------
            0.04%*             (0.47)%           (3.70)%*
-------------------------------------------------------------
              45%                 63%                74%
-------------------------------------------------------------



--------------------------------------------------------------------------------
                                                                              39

UBS Enhanced S&P 500 Fund

Financial Highlights



                                                                         CLASS C
                                              -------------------------------------------------------
                                                   FOR THE                            FOR THE PERIOD
                                                  SIX MONTHS        FOR THE YEAR     APRIL 26, 2000+
                                                    ENDED              ENDED             THROUGH
                                                MARCH 31,2002      SEPTEMBER 30,      SEPTEMBER 30,
                                                 (UNAUDITED)            2001               2000
                                              -------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $ 7.03              $  9.68           $ 10.00
-----------------------------------------------------------------------------------------------------
Net investment income (loss)                       0.00@#               0.00 @#          (0.01)
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gains (losses)
  from investments                                 0.70@               (2.62)@           (0.31)
-----------------------------------------------------------------------------------------------------
Net increase (decrease) from investment
  operations                                       0.70                (2.62)            (0.32)
-----------------------------------------------------------------------------------------------------
Dividends from net investment income                  -                (0.01)                -
-----------------------------------------------------------------------------------------------------
Distributions from net realized gains
  from investment transactions                        -                (0.02)                -
-----------------------------------------------------------------------------------------------------
Total dividends and distributions to
  shareholders                                        -                (0.03)                -
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $ 7.73               $ 7.03           $  9.68
-----------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN (1)                        9.96%              (27.16)%           (3.20)%
-----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)               $11,497               $7,796           $ 3,954
-----------------------------------------------------------------------------------------------------
Expenses to average net assets, net of
  waivers from advisor                             1.38%*               1.38%             1.38%*
-----------------------------------------------------------------------------------------------------
Expenses to average net assets, before
  waivers from advisor                             1.37%*(2)            1.75%             4.88%*
-----------------------------------------------------------------------------------------------------
Net investment income (loss) to average
  net assets, net of waivers from advisor          0.05%*              (0.04)%           (0.21)%*
-----------------------------------------------------------------------------------------------------
Net investment income (loss) to average
  net assets, before waivers from advisor          0.06%*(2)           (0.41)%           (3.71)%*
-----------------------------------------------------------------------------------------------------
Portfolio turnover                                   45%                  63%               74%

*   Annualized.

+   Commencement of operations.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods less than one year has not been annualized.

(2) For the six months ended March 31, 2002, the Investment Advisor was reimbursed for expenses previously paid by the Investment Adviser on behalf of the Fund, not to exceed the Fund's expense cap of 1.38% and 0.73% for classes C and Y, respectively.

#   Actual amount is less than $(0.005) per share.

@   Calculated using the average monthly shares outstanding for the period.

--------------------------------------------------------------------------------
40

        UBS Enhanced S&P 500 Fund

        Financial Highlights



                               CLASS Y
       --------------------------------------------------------
             FOR THE                            FOR THE PERIOD
           SIX MONTHS         FOR THE YEAR     APRIL 26, 2000+
              ENDED              ENDED             THROUGH
         MARCH 31, 2002      SEPTEMBER 30,      SEPTEMBER 30,
           (UNAUDITED)            2001               2000
       --------------------------------------------------------
          $ 7.09               $   9.71           $  10.00
---------------------------------------------------------------
            0.03@                  0.05 @             0.01
---------------------------------------------------------------
            0.70@                 (2.63)@            (0.30)
---------------------------------------------------------------
            0.73                  (2.58)             (0.29)
---------------------------------------------------------------
           (0.03)                 (0.02)                 -
---------------------------------------------------------------
               -                  (0.02)                 -
---------------------------------------------------------------
           (0.03)                 (0.04)                 -
---------------------------------------------------------------
          $ 7.79               $   7.09           $   9.71
---------------------------------------------------------------
           10.28%                (26.65)%            (2.90)%
---------------------------------------------------------------
       $  31,958               $ 21,235           $    615
---------------------------------------------------------------
            0.67%*                 0.73%              0.73%*
---------------------------------------------------------------
            0.64%*(2)              0.76%              4.23%*
---------------------------------------------------------------
            0.75%*                 0.67%              0.41%*
---------------------------------------------------------------
            0.78%*(2)              0.64%             (3.09)%*
---------------------------------------------------------------
              45%                    63%                74%
---------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                              41

UBS Enhanced Nasdaq-100 Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:



                                                                         CLASS A
                                              ------------------------------------------------------
                                                   FOR THE                           FOR THE PERIOD
                                                 SIX MONTHS        FOR THE YEAR     APRIL 26, 2000+
                                                    ENDED             ENDED             THROUGH
                                               MARCH 31, 2002     SEPTEMBER 30,      SEPTEMBER 30,
                                                 (UNAUDITED)           2001               2000
                                              ------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $ 3.24             $ 9.83             $ 10.00
-----------------------------------------------------------------------------------------------------
Net investment loss                               (0.03)             (0.07)@             (0.04)
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gains (losses)
  from investments                                 0.80              (6.52)@             (0.13)
-----------------------------------------------------------------------------------------------------
Net increase (decrease) from investment
  operations                                       0.77              (6.59)              (0.17)
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $ 4.01           $   3.24           $    9.83
-----------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN (1)                       23.77%            (67.04)%             (1.70)%
-----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000's)              $ 15,050           $ 12,187           $  25,301
-----------------------------------------------------------------------------------------------------
Expenses to average net assets, net of
  waivers from advisor                             1.28%*             1.28%               1.28%*
-----------------------------------------------------------------------------------------------------
Expenses to average net assets, before
  waivers from advisor                             1.61%*             1.62%               2.07%*
-----------------------------------------------------------------------------------------------------
Net investment loss to average net
  assets, net of waivers from advisor             (1.21)%*           (1.21)%             (1.25)%*
-----------------------------------------------------------------------------------------------------
Net investment loss to average net
  assets, before waivers from advisor             (1.54)%*           (1.55)%             (2.04)%*
-----------------------------------------------------------------------------------------------------
Portfolio turnover                                   14%                29%                  5%
-----------------------------------------------------------------------------------------------------

*   Annualized.

+   Commencement of operations.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods less than one year has not been annualized.

@   Calculated using the average monthly shares outstanding for the period.

--------------------------------------------------------------------------------
42

        UBS Enhanced Nasdaq-100 Fund

        Financial Highlights



                              CLASS B
       ------------------------------------------------------
            FOR THE                           FOR THE PERIOD
          SIX MONTHS        FOR THE YEAR     APRIL 26, 2000+
             ENDED             ENDED             THROUGH
        MARCH 31, 2002     SEPTEMBER 30,      SEPTEMBER 30,
          (UNAUDITED)           2001               2000
       ------------------------------------------------------
          $ 3.21             $   9.80           $ 10.00
---------------------------------------------------------------
           (0.04)               (0.11)@           (0.06)
---------------------------------------------------------------
            0.78                (6.48)@           (0.14)
---------------------------------------------------------------
            0.74                (6.59)            (0.20)
---------------------------------------------------------------
          $ 3.95             $   3.21           $  9.80
---------------------------------------------------------------
           23.05%              (67.24)%           (2.00)%
---------------------------------------------------------------
        $ 18,814            $  16,299          $ 37,714
---------------------------------------------------------------
            2.03%*               2.03%             2.03%*
---------------------------------------------------------------
            2.47%*               2.42%             2.82%*
---------------------------------------------------------------
           (1.96)%*             (1.96)%           (2.00)%*
---------------------------------------------------------------
           (2.40)%*             (2.35)%           (2.79)%*
---------------------------------------------------------------
              14%                  29%                5%



--------------------------------------------------------------------------------
                                                                              43

UBS Enhanced Nasdaq-100 Fund

Financial Highlights



                                                                         CLASS C
                                              ------------------------------------------------------
                                                   FOR THE                           FOR THE PERIOD
                                                 SIX MONTHS        FOR THE YEAR     APRIL 26, 2000+
                                                    ENDED             ENDED             THROUGH
                                               MARCH 31, 2002     SEPTEMBER 30,      SEPTEMBER 30,
                                                 (UNAUDITED)           2001               2000
                                              ------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $ 3.21             $   9.80           $ 10.00
----------------------------------------------------------------------------------------------------
Net investment loss                               (0.04)               (0.11)@           (0.06)
----------------------------------------------------------------------------------------------------
Net realized and unrealized gains (losses)
  from investments                                 0.78                (6.48)@           (0.14)
----------------------------------------------------------------------------------------------------
Net increase (decrease) from investment
  operations                                       0.74                (6.59)            (0.20)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $ 3.95             $   3.21           $  9.80
----------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN (1)                       23.05%              (67.24)%           (2.00)%
----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000's)              $ 17,099             $ 13,663           $24,012
----------------------------------------------------------------------------------------------------
Expenses to average net assets, net of
  waivers from advisor                             2.03%*               2.03%             2.03%*
----------------------------------------------------------------------------------------------------
Expenses to average net assets, before
  waivers from advisor                             2.39%*               2.36%             2.82%*
----------------------------------------------------------------------------------------------------
Net investment loss to average net
  assets, net of waivers from advisor             (1.96)%*             (1.96)%           (2.00)%*
----------------------------------------------------------------------------------------------------
Net investment loss to average net
  assets, before waivers from advisor             (2.32)%*             (2.29)%           (2.79)%*
----------------------------------------------------------------------------------------------------
Portfolio turnover                                   14%                  29%                5%
----------------------------------------------------------------------------------------------------

*   Annualized.

+   Commencement of operations.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods less than one year has not been annualized.

@   Calculated using the average monthly shares outstanding for the period.

--------------------------------------------------------------------------------
44

        UBS Enhanced Nasdaq-100 Fund

        Financial Highlights



                              CLASS Y
       ------------------------------------------------------
            FOR THE                           FOR THE PERIOD
          SIX MONTHS        FOR THE YEAR     APRIL 26, 2000+
             ENDED             ENDED             THROUGH
        MARCH 31, 2002     SEPTEMBER 30,      SEPTEMBER 30,
          (UNAUDITED)           2001               2000
       ------------------------------------------------------
          $ 3.25             $  9.84            $ 10.00
-------------------------------------------------------------
           (0.02)              (0.05)@            (0.03)
-------------------------------------------------------------
            0.80               (6.54)@            (0.13)
-------------------------------------------------------------
            0.78               (6.59)             (0.16)
-------------------------------------------------------------
          $ 4.03             $  3.25           $   9.84
-------------------------------------------------------------
           24.00%             (66.97)%            (1.60)%
-------------------------------------------------------------
        $  1,269           $   1,151           $  1,740
-------------------------------------------------------------
            1.03%*              1.03%              1.03%*
-------------------------------------------------------------
            1.45%*              1.40%              2.02%*
-------------------------------------------------------------
           (0.96)%*            (0.96)%            (1.00)%*
-------------------------------------------------------------
           (1.38)%*            (1.33)%            (1.99)%*
-------------------------------------------------------------
              14%                 29%                 5%
-------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                              45

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









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

















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



TRUSTEES

E. Garrett Bewkes, Jr.              George W. Gowen
Chairman
                                    William W. Hewitt, Jr.
Margo N. Alexander
                                    Morton L. Janklow
Richard Q. Armstrong
                                    Frederic V. Malek
David J. Beaubien
                                    Carl W. Schafer
Richard R. Burt
                                    William D. White
Meyer Feldberg

PRINCIPAL OFFICERS

Brian M. Storms                     John J. Holmgren
President                           Vice President

Amy R. Doberman                     John J. Holmgren, Jr.
Vice President and Secretary        Vice President

Paul H. Schubert
Vice President and Treasurer

INVESTMENT ADVISOR,
ADMINISTRATOR AND  PRINCIPAL UNDERWRITER

UBS Global Asset Management (US), Inc.
51 West 52nd Street
New York, New York 10019-6114

Sub-Advisor

DSI International Management, Inc.
301 Merritt 7
Norwalk, CT 06851

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

The financial information included herein is taken from the records of the Funds without examination by independent auditors who do not express an opinion thereon.


[GRAPHIC OMITTED]

UBS
Global Asset Management

[GRAPHIC OMITTED]
UBS


                                                             +---------------+
                                                             |               |
UBS GLOBAL ASSET MANAGEMENT (US) Inc.                        |               |
51 West 52nd Street                                          |               |
New York, NY 10019                                           |               |
                                                             |               |
                                                             +---------------+